UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.2%

Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,452

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		546,753,936	924,014

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		8,511	528

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.(b)		8,330	70,972

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)		3,155	—

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	47,259

Software — 0.0%
Avaya Holdings Corp.(b)		18	280

Utilities — 0.1%
Texgen LLC(a)		7,331	300,571

Total Common Stocks — 0.2% (Cost — $6,481,691)			1,347,076

		Par (000)

Asset-Backed Securities — 8.5%

Asset-Backed Securities — 8.5%
AIMCO CLO, Series 2014-AA, Class DR, (3 mo. LIBOR US + 3.25%), 5.72%, 07/20/26(c)(d)	USD	250	250,104
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, 5.15%, 10/21/28(c)(e)		1,000	999,975
ALM VI Ltd., Series 2012-6A, Class BR3, 4.19%, 07/15/26(c)(e)		1,000	989,278
ALM XII Ltd., Series 2015-12A, Class C1R2, 5.09%, 04/16/27(c)(e)		1,000	992,410
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, 5.14%, 07/15/27(c)(e)		270	265,495
AmeriCredit Automobile Receivables, Series 2014-3, Class C, 2.58%, 09/08/20		1,002	1,000,962
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 6.53%, 12/09/26(c)(d)		2,000	2,012,701
Anchorage Capital CLO Ltd.(c):
Series 2014-3RA, Class E, 8.01%, 01/28/31(e)		850	836,898
Series 2014-4RA, Class D, 5.11%, 01/28/31(e)		250	245,656
Series 2014-5RA, Class E, 7.84%, 01/15/30(e)		860	864,177

Security		Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.(c) (continued):
Series 2015-7A, Class DR, 5.14%, 10/15/27(e)	USD	1,000	$998,562
Series 2016-8A, Class ER, 8.26%, 07/28/28(e)		1,000	980,588
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.44%, 01/15/29(d)		350	352,375
Ares XL CLO Ltd., Series 2016-40A, Class D, (3 mo. LIBOR US + 6.60%), 9.04%, 10/15/27(c)(d)		500	500,013
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.47%, 10/24/29(c)(e)		325	325,895
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 8.85%, 10/15/30(c)(e)		500	503,957
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.47%, 04/20/27(c)(d)		600	600,568
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(c)		515	475,465
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(c)		3,036	3,032,083
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 5.09%, 04/18/31(c)(e)		250	247,715
Galaxy CLO Ltd., Series 2015-21A, 7.72%, 04/20/31(c)(e)		500	457,701
Highbridge Loan Management Ltd., Series 5A-2015, Class ERR, 8.43%, 10/15/30(c)(e)		450	429,676
Litigation Fee Residual Funding, 4.00%, 10/30/27(a)		1,221	1,215,329
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.62%), 10.09%, 01/20/29(c)(d)		500	505,562
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.93%, 07/23/29(c)(e)		250	250,032
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, 8.20%, 04/19/30(c)(e)		1,250	1,211,947
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.71%, 01/27/26(c)(d)		1,500	1,502,089
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 7.44%, 01/15/28(c)(e)		1,250	1,203,706
Oaktree CLO Ltd., Series 2015-1A, Class DR, 7.67%, 10/20/27(c)(e)		500	486,514

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.77%, 07/20/30(c)(d)	USD	500	$504,205
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(c)		4,000	4,003,866
OZLM VIII Ltd., Series 2014-8A(c)(e):
Class BRR, 4.66%, 10/17/29		2,500	2,500,000
Class CRR, 5.61%, 10/17/29		500	500,000
OZLM XIX Ltd., Series 2017-19A, Class D, 9.04%, 11/22/30(c)(e)		500	506,047
OZLM XV Ltd., Series 2016-15A, Class C, (3 mo. LIBOR US + 4.00%), 6.47%, 01/20/29(c)(d)		1,000	1,005,932
OZLM XXI, Series 2017-21A, Class D, 8.01%, 01/20/31(c)(e)		250	234,393
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.83%, 11/14/29(c)(e)		1,750	1,760,554
Rockford Tower CLO Ltd.(c)(d):
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.69%, 04/15/29		250	250,889
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.89%, 10/15/29		500	503,114
Santander Drive Auto Receivables Trust, Class D:
Series 2014-3, 2.65%, 08/17/20		1,813	1,812,516
Series 2014-4, 3.10%, 11/16/20		3,295	3,296,523
Shackleton CLO Ltd., Series 2013-3A, Class DR, 5.46%, 07/15/30(c)(e)		500	495,157
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 9.13%, 01/23/29(c)(d)		1,000	1,009,483
Symphony CLO XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 2.20%), 4.65%, 10/17/26(c)(d)		1,250	1,248,356
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 6.48%, 01/23/28(c)(d)		1,000	1,009,252
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 8.57%, 04/20/29(c)(d)		500	500,955
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.95%, 07/15/29(c)(d)		500	503,559
Venture XXVI CLO Ltd., Series 2017-26A(c)(d):
Class D, (3 mo. LIBOR US + 4.25%), 6.72%, 01/20/29		1,000	1,009,684

Security		Par (000)	Value

Asset-Backed Securities (continued)
Venture XXVI CLO Ltd., Series 2017- 26A(c)(d) (continued):
Class E, (3 mo. LIBOR US + 6.80%), 9.27%, 01/20/29	USD	500	$504,596
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.50%), 6.97%, 07/20/28(c)(d)		1,000	1,006,734
Wellfleet CLO Ltd., Series 2017-3A, Class B, 4.40%, 01/17/31(c)(e)		500	494,394
York CLO Ltd.(c):
Series 2015-1A, Class ER, 8.12%, 01/22/31(e)		250	237,553
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.07%, 10/20/29(d)		250	249,827
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.94%), 9.41%, 01/20/30(d)		1,000	1,012,170

			49,897,192

Interest Only Asset-Backed Securities — 0.0%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(c)		2,905	144,513
Sterling Coofs Trust, Series 2004-1, Class A, 2.00%, 04/15/29(a)		2,231	97,724

			242,237

Total Asset-Backed Securities — 8.5% (Cost — $50,489,307)			50,139,429

Corporate Bonds — 58.5%

Aerospace — 0.0%
Koninklijke KPN NV(5 year GBP Swap + 5.51%), 6.88%, 03/14/73(f)	GBP	100	132,720

Aerospace & Defense — 1.5%
Arconic, Inc.:
5.87%, 02/23/22	USD	730	742,045
5.13%, 10/01/24		742	719,740
5.90%, 02/01/27		67	64,320
BBA US Holdings, Inc., 5.38%, 05/01/26(c)		271	262,193
Bombardier, Inc.(c):
7.75%, 03/15/20		172	175,225
8.75%, 12/01/21(g)		721	743,531
5.75%, 03/15/22		102	96,900
6.00%, 10/15/22		19	18,004
6.13%, 01/15/23(g)		912	866,400
7.50%, 12/01/24(g)		790	751,488

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(c) (continued):
7.50%, 03/15/25(g)	USD	855	$812,250
7.45%, 05/01/34		188	163,560
KLX, Inc., 5.88%, 12/01/22(c)		788	811,147
Koppers, Inc., 6.00%, 02/15/25(c)		146	130,670
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		298	306,940
Moog, Inc., 5.25%, 12/01/22(c)		270	270,000
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(c)		133	135,660
TransDigm UK Holdings PLC, 6.88%, 05/15/26(c)(g)		264	260,700
TransDigm, Inc.:
6.00%, 07/15/22(g)		601	601,000
6.50%, 07/15/24(g)		178	178,445
6.50%, 05/15/25		299	297,879
6.38%, 06/15/26(g)		405	395,337

			8,803,434

Airlines — 1.7%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(c)		1,167	1,139,145
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)		2,574	2,628,899
Series 2013-2, Class B, 5.60%, 01/15/22(c)		351	355,332
Series 2017-1, Class B, 4.95%, 08/15/26		1,351	1,370,665
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		239	238,104
Latam Finance Ltd., 6.88%, 04/11/24(c)		203	200,462
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 03/03/24(g)		1,653	1,654,844
Series 2015-1, Class A, 3.70%, 06/01/24		2,430	2,391,606
Virgin Australia Trust, Series 2013-1, Class A, 5.00%, 04/23/25(c)(g)		192	195,390

			10,174,447

Auto Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	100	90,566
Allison Transmission, Inc., 5.00%, 10/01/24(c)	USD	28	26,950
Aptiv PLC, 4.40%, 10/01/46		240	204,069
Fiat Chrysler Finance Europe, 4.75%, 07/15/22	EUR	120	149,437
GKN Holdings PLC, 3.38%, 05/12/32	GBP	100	119,839
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	67	60,970

Security		Par (000)	Value

Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	USD	28	$28,210
6.25%, 02/01/22		299	303,859
6.75%, 02/01/24		279	280,744
6.38%, 12/15/25		149	147,138
IHO Verwaltungs GmbH(h):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	112,644
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	110,256
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	109,106
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(c)	USD	200	186,000
Tesla, Inc., 5.30%, 08/15/25(c)(g)		471	406,826
Volvo Car AB, 2.00%, 01/24/25	EUR	100	105,593

			2,442,207

Banks — 2.0%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(f)		100	116,063
Banco BPM SpA, 2.75%, 07/27/20		100	113,458
Banco de Sabadell SA, 5.38%, 12/12/28(e)		100	113,100
Banco Espirito Santo SA(b)(i):
4.75%, 01/15/19		100	32,548
4.00%, 01/21/19		100	33,397
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(f)		100	114,214
Bankia SA(5 year EUR Swap + 3.35%), 3.38%, 03/15/27(f)		100	114,127
Barclays PLC:
4.38%, 09/11/24(g)	USD	580	538,477
3.65%, 03/16/25(g)		3,600	3,305,901
5.20%, 05/12/26		200	190,445
BBVA Bancomer SA, 6.75%, 09/30/22(c)		192	198,722
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27(f)	EUR	100	116,474
CIT Group, Inc.:
5.00%, 08/01/23(g)	USD	582	583,455
5.25%, 03/07/25		127	127,610
6.13%, 03/09/28		98	100,450
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	378,628
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(e)	EUR	100	110,234
Nordea Bank AB, 4.50%, 03/26/20		1,020	1,217,444
Promerica Financial Corp., 9.70%, 05/14/24(c)	USD	200	207,100
Santander Holdings USA, Inc., 4.50%, 07/17/25(g)		1,750	1,694,252

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC, 2.88%, 08/05/21(g)	USD	950	$913,032
Standard Chartered PLC, 3.89%, 03/15/24(c)(e)(g)		1,500	1,445,918

			11,765,049

Beverage: Soft Drinks — 0.0%
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(c)		46	43,240

Beverages — 0.1%
BWAY Holding Co., 4.75%, 04/15/24	EUR	100	109,287
Central American Bottling Corp., 5.75%, 01/31/27(c)	USD	176	172,920
Crown European Holdings SA, 2.25%, 02/01/23(c)	EUR	100	114,047
OI European Group BV, 4.00%, 03/15/23(c)	USD	176	164,560

			560,814

Building Materials — 0.0%
Jeld-Wen, Inc., 4.63%, 12/15/25(c)		138	123,510

Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(c)		184	183,761
CPG Merger Sub LLC, 8.00%, 10/01/21(c)		324	320,760
Jeld-Wen, Inc., 4.88%, 12/15/27(c)		19	16,578
Masonite International Corp.(c):
5.63%, 03/15/23(g)		384	383,040
5.75%, 09/15/26		160	151,000
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(c)		107	108,070
Standard Industries, Inc.(c):
5.50%, 02/15/23		66	64,762
5.38%, 11/15/24		126	119,700
6.00%, 10/15/25(g)		260	253,500
USG Corp.(c):
5.50%, 03/01/25		11	11,083
4.88%, 06/01/27		198	198,247

			1,810,501

Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(c)		146	129,210

Capital Markets — 0.6%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		2,040	1,978,994
6.00%, 08/18/21		332	331,553
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	111,985
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(c)	USD	85	85,638
Morgan Stanley, 4.00%, 07/23/25(g)		965	944,678

Security		Par (000)	Value

Capital Markets (continued)
NFP Corp., 6.88%, 07/15/25(c)	USD	85	$80,538
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)		189	186,637

			3,720,023

Chemicals — 1.7%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(c)(h)		256	248,320
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		800	768,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	109,889
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)	USD	454	439,563
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		424	474,431
10.00%, 10/15/25		308	351,890
CF Industries, Inc., 4.95%, 06/01/43		45	34,847
Chemours Co.:
6.63%, 05/15/23		129	130,935
7.00%, 05/15/25		112	113,400
4.00%, 05/15/26	EUR	186	197,936
5.38%, 05/15/27	USD	134	120,935
Cydsa SAB de CV, 6.25%, 10/04/27(c)		252	227,433
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		158	151,285
Hexion, Inc., 10.38%, 02/01/22(c)		86	71,595
Huntsman International LLC, 5.13%, 11/15/22		280	285,043
INEOS Finance PLC, 4.00%, 05/01/23	EUR	100	114,329
Mexichem SAB de CV, 5.50%, 01/15/48(c)	USD	200	166,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21(g)		377	403,861
NOVA Chemicals Corp., 4.88%, 06/01/24(c)		267	248,310
Olin Corp., 5.00%, 02/01/30		117	104,130
Platform Specialty Products Corp.(c)(g):
6.50%, 02/01/22		2,210	2,251,437
5.88%, 12/01/25		1,024	998,400
PQ Corp.(c):
6.75%, 11/15/22(g)		444	460,650
5.75%, 12/15/25		528	493,353
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	116,472
Starfruit Finco BV/ tarfruit US Holdco LLC, 6.50%, 10/01/26		100	105,166
Versum Materials, Inc., 5.50%, 09/30/24(c)	USD	72	71,100
WR Grace & Co-Conn(c):
5.13%, 10/01/21(g)		741	746,335

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
WR Grace & Co-Conn(c) (continued):
5.63%, 10/01/24	USD	200	$202,440

			10,207,985

Commercial Services & Supplies — 1.1%
ADT Corp.:
6.25%, 10/15/21		139	143,691
3.50%, 07/15/22(g)		285	266,831
4.13%, 06/15/23		271	252,708
4.88%, 07/15/32(c)		418	330,220
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)		161	157,378
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(c)		386	384,552
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(c)		204	197,880
Core & Main LP, 6.13%, 08/15/25(c)		410	374,125
Fortress Transportation & Infrastructure Investors LLC(c):
6.75%, 03/15/22		71	72,150
6.50%, 10/01/25		78	75,465
GFL Environmental, Inc., 5.38%, 03/01/23(c)		131	119,865
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)		414	382,950
KAR Auction Services, Inc., 5.13%, 06/01/25(c)		444	415,140
Mobile Mini, Inc., 5.88%, 07/01/24(g)		499	501,490
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	99,330
Park Aerospace Holdings Ltd.(c):
3.63%, 03/15/21	USD	226	220,350
5.25%, 08/15/22		369	369,000
5.50%, 02/15/24		12	12,074
Pitney Bowes, Inc., 3.88%, 10/01/21(g)		500	478,750
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)		472	463,150
United Rentals North America, Inc.:
5.75%, 11/15/24(g)		609	605,194
5.50%, 05/15/27		397	374,669

			6,296,962

Communications Equipment — 0.8%
CommScope Technologies LLC(c):
6.00%, 06/15/25		3	2,779
5.00%, 03/15/27		367	302,316
CommScope, Inc.(c):
5.00%, 06/15/21		465	461,047
5.50%, 06/15/24		102	94,085
Motorola Solutions, Inc., 3.75%, 05/15/22(g)		1,500	1,480,671
Nokia OYJ:
3.38%, 06/12/22		106	100,568
4.38%, 06/12/27		149	139,173

Security		Par (000)	Value

Communications Equipment (continued)
Nokia OYJ (continued):
6.63%, 05/15/39	USD	200	$206,260
Zayo Group LLC/Zayo Capital, Inc.(g):
6.00%, 04/01/23		531	528,345
6.38%, 05/15/25		104	102,050
5.75%, 01/15/27(c)		1,030	983,650

			4,400,944

Construction & Engineering — 0.3%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(c)		293	272,856
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		293	284,576
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		288	254,160
Engility Corp., 8.88%, 09/01/24		216	233,010
frontdoor, Inc., 6.75%, 08/15/26(c)		241	232,565
Pisces Midco, Inc., 8.00%, 04/15/26(c)		94	89,300
SPIE SA, 3.13%, 03/22/24	EUR	100	110,750
SRS Distribution, Inc., 8.25%, 07/01/26(c)(g)	USD	185	173,900
Tutor Perini Corp., 6.88%, 05/01/25(c)		219	210,240
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25		61	56,578

			1,917,935

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(c)		226	218,938
HD Supply, Inc., 5.38%, 10/15/26(c)		1,778	1,716,303
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	100	116,040
Navistar International Corp., 6.63%, 11/01/25(c)	USD	271	267,954
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(c)		160	164,800
Rexel SA, 3.50%, 06/15/23	EUR	116	133,950
Williams Scotsman International, Inc.(c):
7.88%, 12/15/22	USD	109	110,090
6.88%, 08/15/23		185	181,763

			2,909,838

Consumer Discretionary — 0.3%
AA Bond Co. Ltd., 4.88%, 07/31/43	GBP	100	122,488
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	100	110,449
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(c)	USD	92	89,700
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(c)		56	60,060
Staples, Inc., 8.50%, 09/15/25(c)		273	241,605
Viking Cruises Ltd.(c):
6.25%, 05/15/25		225	222,750

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Viking Cruises Ltd.(c) (continued):
5.88%, 09/15/27(g)	USD	771	$724,740

			1,571,792

Consumer Finance — 1.4%
Alliance Data Systems Corp.(c):
5.88%, 11/01/21		696	704,700
5.38%, 08/01/22		130	129,350
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,416	1,653,463
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(c)		200	182,500
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	119	127,984
Navient Corp.:
5.00%, 10/26/20(g)	USD	310	306,900
6.63%, 07/26/21		113	114,130
6.50%, 06/15/22		375	376,406
5.50%, 01/25/23		134	126,295
7.25%, 09/25/23(g)		257	258,285
5.88%, 10/25/24		65	58,338
6.75%, 06/25/25		105	97,387
6.75%, 06/15/26		211	190,955
5.63%, 08/01/33		95	70,775
Nexi Capital SpA, 3.63%, 05/01/23(e)	EUR	100	112,644
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		100	111,795
4.50%, 05/15/26(c)		400	447,180
6.25%, 05/15/26(c)	USD	1,480	1,460,575
8.25%, 11/15/26(c)		612	582,930
Springleaf Finance Corp.:
6.13%, 05/15/22		70	70,000
5.63%, 03/15/23		8	7,700
6.88%, 03/15/25		311	292,729
7.13%, 03/15/26		298	280,120
Verscend Escrow Corp., 9.75%, 08/15/26(c)		615	591,937

			8,355,078

Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(c)		790	768,275
6.75%, 05/15/24	EUR	100	119,612
7.25%, 05/15/24(c)(g)	USD	800	808,000
4.75%, 07/15/27(c)	GBP	100	118,322
4.75%, 07/15/27		100	118,322
BWAY Holding Co., 5.50%, 04/15/24(c)(g)	USD	799	765,042
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(c)		150	144,570
4.25%, 09/30/26		166	154,380

Security		Par (000)	Value

Containers & Packaging (continued)
Intertape Polymer Group, Inc., 7.00%, 10/15/26(c)	USD	122	$122,305
Mercer International, Inc.:
6.50%, 02/01/24		113	112,435
5.50%, 01/15/26		117	106,470
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20(g)		1,029	1,027,906
(3 mo. LIBOR US + 3.50%), 5.94%, 07/15/21(c)(d)		433	436,204
5.13%, 07/15/23(c)		42	41,003
7.00%, 07/15/24(c)(g)		729	727,177
Sealed Air Corp.(c):
4.88%, 12/01/22		192	191,280
6.88%, 07/15/33		44	44,770
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	113,710
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		100	113,669
Suzano Austria GmbH, 6.00%, 01/15/29(c)	USD	517	522,170

			6,555,622

Diversified Consumer Services — 0.5%
APX Group, Inc.(g):
8.75%, 12/01/20		262	250,865
7.88%, 12/01/22		336	328,230
Ascend Learning LLC, 6.88%, 08/01/25(c)		283	274,510
Graham Holdings Co., 5.75%, 06/01/26(c)		173	175,163
Laureate Education, Inc., 8.25%, 05/01/25(c)		114	121,695
Matthews International Corp., 5.25%, 12/01/25(c)		62	57,660
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	128,062
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)(g)	USD	1,335	1,415,100
ServiceMaster Co. LLC, 5.13%, 11/15/24(c)		244	234,850
Verisure Holding AB, 3.50%, 05/15/23	EUR	100	111,760

			3,097,895

Diversified Financial Services — 1.1%
Arrow Global Finance PLC(3 mo. Euribor + 2.88%), 2.88%, 04/01/25(d)		100	104,201
Banca IFIS SpA, 4.50%, 10/17/27(e)		100	90,199
Controladora Mabe SA de C.V., 5.60%, 10/23/28(c)	USD	200	186,750
Docuformas SAPI de C.V., 9.25%, 10/11/22(c)		421	368,375

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
FS Energy & Power Fund, 7.50%, 08/15/23(c)	USD	260	$254,800
General Motors Financial Co., Inc., 4.38%, 09/25/21(g)		530	529,474
Gilex Holding Sarl, 8.50%, 05/02/23(c)		182	184,866
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(g)		2,442	2,141,453
Intrum AB, 2.75%, 07/15/22	EUR	100	105,003
Jefferies Finance LLC/JFIN Co-Issuer Corp.(c)(g):
7.38%, 04/01/20	USD	290	291,087
6.88%, 04/15/22		480	478,944
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	101	110,340
MSCI, Inc., 5.25%, 11/15/24(c)	USD	105	105,263
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)(g)		479	452,655
Travelport Corporate Finance PLC, 6.00%, 03/15/26(c)		171	168,435
UniCredit SpA(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(f)	EUR	100	110,131
Vantiv LLC/Vanity Issuer Corp.(c):
3.88%, 11/15/25	GBP	100	121,914
4.38%, 11/15/25	USD	200	186,250
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	90	105,582
5.50%, 04/15/26(c)	USD	120	116,400

			6,212,122

Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.:
5.63%, 04/01/25(g)		526	491,810
Series P, 7.60%, 09/15/39		26	21,580
Series S, 6.45%, 06/15/21(g)		412	421,270
Series U, 7.65%, 03/15/42		271	225,215
Series W, 6.75%, 12/01/23(g)		325	325,812
Series Y, 7.50%, 04/01/24		332	340,715
Cincinnati Bell, Inc., 7.00%, 07/15/24(c)		406	356,011
Embarq Corp., 8.00%, 06/01/36		428	401,785
Frontier Communications Corp.:
7.13%, 03/15/19		190	189,763
10.50%, 09/15/22		201	160,800
11.00%, 09/15/25(g)		1,205	849,525
Level 3 Financing, Inc.:
5.38%, 08/15/22		184	183,540
5.63%, 02/01/23		115	114,943
5.13%, 05/01/23(g)		295	291,681
5.38%, 01/15/24		325	318,984
5.38%, 05/01/25(g)		303	295,046
5.25%, 03/15/26(g)		937	904,673
OTE PLC, 3.50%, 07/09/20	EUR	100	116,460

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(f)(j)	USD	290	$245,198
4.00%, 04/20/23	EUR	200	232,402
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	233	207,370
6.00%, 09/30/34		575	491,625
7.72%, 06/04/38		21	20,580
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	37	51,209
Telecom Italia SpA, 5.88%, 05/19/23	GBP	100	132,608
Telecom Italia SpA/Milano, 2.88%, 01/28/26	EUR	100	105,560
Verizon Communications, Inc., 3.38%, 02/15/25(g)	USD	156	150,161

			7,646,326

Electric Utilities — 0.8%
AES Corp., 5.50%, 04/15/25		82	82,615
Black Hills Corp., 3.15%, 01/15/27(g)		305	280,624
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(c)(g)		1,006	944,201
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(c)		1,200	1,194,012
DPL, Inc., 7.25%, 10/15/21		30	31,875
Enel Finance International NV, 3.63%, 05/25/27(c)(g)		900	775,120
Energuate Trust, 5.88%, 05/03/27(c)		200	188,002
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(c)		325	307,612
Exelon Corp., 3.40%, 04/15/26(g)		140	130,737
Inkia Energy Ltd., 5.88%, 11/09/27(c)		377	351,085
NextEra Energy Operating Partners LP(c):
4.25%, 09/15/24		101	95,193
4.50%, 09/15/27		10	9,175
Talen Energy Supply LLC, 6.50%, 06/01/25		176	127,160
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a):
10.25%, 11/01/15(b)(i)		47	—
10.50%, 11/01/19		31	52
11.50%, 10/01/20		300	—

			4,517,463

Electrical Equipment — 0.0%
Orano SA, 4.88%, 09/23/24	EUR	100	115,757

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	72	72,090
5.50%, 12/01/24(g)		493	493,000
5.00%, 09/01/25		107	104,325

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	100	$107,787
Itron, Inc., 5.00%, 01/15/26(c)	USD	25	23,266

			800,468

Energy Equipment & Services — 0.8%
Calfrac Holdings LP, 8.50%, 06/15/26(c)		163	134,882
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(c)		330	322,575
Ensco PLC:
4.50%, 10/01/24		26	19,240
5.20%, 03/15/25		313	234,162
7.75%, 02/01/26		141	116,325
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)(g)		609	605,955
Halliburton Co., 3.80%, 11/15/25(g)		100	95,525
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(c)		246	210,945
Oceaneering International, Inc., 4.65%, 11/15/24		46	40,423
Odebrecht Oil & Gas Finance Ltd., 0.00%(c)(j)(k)	BRL	43	503
Pattern Energy Group, Inc., 5.88%, 02/01/24(c)	USD	299	290,777
Pioneer Energy Services Corp., 6.13%, 03/15/22		275	219,312
Precision Drilling Corp.:
6.50%, 12/15/21		54	53,782
7.13%, 01/15/26(c)		8	7,500
SESI LLC, 7.75%, 09/15/24		208	185,640
Transocean, Inc.:
8.38%, 12/15/21		51	52,084
5.80%, 10/15/22		439	403,880
9.00%, 07/15/23(c)(g)		636	651,900
7.50%, 01/15/26(c)		99	92,070
Trinidad Drilling Ltd., 6.63%, 02/15/25(c)		263	264,683
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(c)		277	270,421
Weatherford International Ltd.:
7.75%, 06/15/21		433	355,060
6.50%, 08/01/36		110	62,700
5.95%, 04/15/42		231	129,360

			4,819,704

Environmental, Maintenance, & Security Service — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26(c)		131	117,245
Tervita Escrow Corp., 7.63%, 12/01/21(c)(g)		424	415,520

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(c)	USD	132	$121,440

			654,205

Equity Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc., 3.45%, 06/01/25(g)		1,245	1,209,538
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	983,941
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)		145	142,644
GEO Group, Inc.:
5.13%, 04/01/23		249	224,722
5.88%, 10/15/24		170	153,000
6.00%, 04/15/26		10	8,875
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		263	250,810
5.13%, 05/01/26(c)		434	424,235
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		30	28,950
iStar, Inc.:
4.63%, 09/15/20		33	32,711
6.00%, 04/01/22		62	61,166
5.25%, 09/15/22		67	63,985
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		1,361	1,374,406
4.50%, 09/01/26(g)		683	629,671
4.50%, 01/15/28		236	208,270
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 03/01/24		42	43,470
5.50%, 05/01/24		50	50,375
5.00%, 10/15/27		303	287,850
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	149,152
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	234	233,678
Trust F/1401, 6.95%, 01/30/44		706	661,882
Ventas Realty LP, 4.13%, 01/15/26(g)		650	635,583
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		244	265,283

			8,124,197

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		186	179,257
5.75%, 03/15/25		104	92,820
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	125,513

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Casino Guichard Perrachon SA, 4.50%, 03/07/24	EUR	200	$207,746
Rite Aid Corp., 6.13%, 04/01/23(c)	USD	110	94,600

			699,936

Food Products — 0.7%
Aramark Services, Inc.:
5.13%, 01/15/24(g)		417	419,085
5.00%, 04/01/25(c)		46	45,780
5.00%, 02/01/28(c)		345	327,750
Arcor SAIC, 6.00%, 07/06/23(c)		180	168,566
B&G Foods, Inc., 5.25%, 04/01/25		51	48,200
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)		266	218,120
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.88%, 07/15/24		335	329,137
5.75%, 06/15/25(g)		942	911,385
6.75%, 02/15/28		319	309,430
MARB BondCo PLC:
7.00%, 03/15/24		200	188,750
6.88%, 01/19/25(c)		200	184,000
Minerva Luxembourg SA, 6.50%, 09/20/26(c)		200	182,250
Post Holdings, Inc.(c):
5.50%, 03/01/25		246	234,623
5.75%, 03/01/27		253	237,188
5.63%, 01/15/28		73	67,708
Simmons Foods, Inc., 7.75%, 01/15/24(c)		135	137,700

			4,009,672

Health Care Equipment & Supplies — 1.0%
Avantor, Inc.(c):
6.00%, 10/01/24(g)		1,388	1,375,855
9.00%, 10/01/25		517	524,109
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(c)(g)		1,323	1,372,612
Immucor, Inc., 11.13%, 02/15/22(c)		100	102,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c):
4.88%, 04/15/20		284	280,308
5.75%, 08/01/22		467	425,670
5.63%, 10/15/23		81	69,255
5.50%, 04/15/25		11	8,718
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(c)(g)		1,482	1,426,425
Teleflex, Inc.:
5.25%, 06/15/24		250	251,250

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc. (continued):
4.88%, 06/01/26	USD	56	$54,234

			5,890,436

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		85	83,300
5.63%, 02/15/23		160	157,333
6.50%, 03/01/24		412	403,760
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		140	139,650
Centene Corp.:
4.75%, 05/15/22(g)		314	315,177
6.13%, 02/15/24		37	38,476
4.75%, 01/15/25		200	198,750
5.38%, 06/01/26(c)(g)		1,371	1,379,569
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(c)		417	423,776
DaVita, Inc., 5.13%, 07/15/24(g)		235	225,894
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(c)(h)		182	181,773
Encompass Health Corp., 5.75%, 11/01/24(g)		80	79,600
HCA, Inc.:
4.75%, 05/01/23		16	16,000
5.00%, 03/15/24(g)		1,388	1,391,470
5.25%, 04/15/25(g)		1,652	1,668,520
5.25%, 06/15/26(g)		84	84,630
5.38%, 09/01/26		357	353,430
5.63%, 09/01/28		378	371,857
5.50%, 06/15/47(g)		1,239	1,192,537
MEDNAX, Inc., 5.25%, 12/01/23(c)(g)		123	121,463
Molina Healthcare, Inc., 4.88%, 06/15/25(c)		108	101,790
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)(g)		798	796,005
NVA Holdings, Inc., 6.88%, 04/01/26(c)		265	252,744
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(g)(h)		924	919,380
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)		188	196,107
Sotera Health Holdings LLC, 6.50%, 05/15/23(c)		188	185,180
Surgery Center Holdings, Inc.(c):
8.88%, 04/15/21		139	141,085
6.75%, 07/01/25(g)		272	251,940
Team Health Holdings, Inc., 6.38%, 02/01/25(c)(g)		419	345,675
Tenet Healthcare Corp.:
6.00%, 10/01/20(g)		533	543,793
7.50%, 01/01/22(c)		176	182,600
8.13%, 04/01/22(g)		678	705,120
6.75%, 06/15/23		252	248,850

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued):
4.63%, 07/15/24(g)	USD	507	$483,551
6.88%, 11/15/31		166	145,665
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,463,539
Vizient, Inc., 10.38%, 03/01/24(c)		322	350,175
WellCare Health Plans, Inc.:
5.25%, 04/01/25		85	84,256
5.38%, 08/15/26(c)		313	310,709

			16,535,129

Health Care Services — 0.0%
Aveta, Inc. Escrow, 7.00%, 04/01/19(a)		183	—

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		242	233,833
IQVIA, Inc., 3.25%, 03/15/25(c)	EUR	100	111,508
Quintiles IMS, Inc., 3.25%, 03/15/25		148	165,031

			510,372

Hotels, Restaurants & Leisure — 3.3%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)(g)	USD	2,130	2,002,626
Boyd Gaming Corp., 6.00%, 08/15/26		194	187,695
Boyne USA, Inc., 7.25%, 05/01/25(c)		80	83,200
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(c)(g)		297	272,497
Churchill Downs, Inc., 4.75%, 01/15/28(c)		64	58,240
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	124,765
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	91	88,725
6.00%, 09/15/26(c)		117	113,198
ESH Hospitality, Inc., 5.25%, 05/01/25(c)(g)		285	272,531
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		126	127,692
5.25%, 06/01/25		48	47,688
Golden Nugget, Inc., 6.75%, 10/15/24(c)		522	512,865
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		2	1,908
International Game Technology PLC, 4.75%, 02/15/23	EUR	100	120,201
IRB Holding Corp., 6.75%, 02/15/26(c)	USD	70	64,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c):
5.00%, 06/01/24		35	34,519
5.25%, 06/01/26		368	360,868

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c) (continued):
4.75%, 06/01/27	USD	5	$4,686
McDonald’s Corp., 3.70%, 01/30/26(g)		405	394,636
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)		375	332,968
MGM Resorts International:
6.63%, 12/15/21(g)		882	923,895
7.75%, 03/15/22		439	471,925
4.63%, 09/01/26		11	9,996
New Red Finance, Inc., 4.25%, 05/15/24(c)		245	231,525
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(g)		494	489,060
Sabre GLBL, Inc.(c):
5.38%, 04/15/23		147	146,265
5.25%, 11/15/23		180	178,650
Scientific Games International, Inc.:
10.00%, 12/01/22(g)		731	757,426
5.00%, 10/15/25(c)(g)		743	695,559
3.38%, 02/15/26	EUR	100	105,002
Six Flags Entertainment Corp.(c)(g):
4.88%, 07/31/24	USD	782	748,765
5.50%, 04/15/27		61	58,408
Spirit Issuer PLC:
Series A2, (3 mo. LIBOR GBP + 2.70%), 3.50%, 12/28/31(d)	GBP	1,800	2,224,984
Series A5, 5.47%, 12/28/34		4,500	5,950,878
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(c)	USD	182	181,317
Station Casinos LLC, 5.00%, 10/01/25(c)		133	121,529
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	59	82,184
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	13	12,697
5.75%, 04/01/27		64	59,046
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)		121	116,462
Wynn Macau Ltd., 5.50%, 10/01/27(c)(g)		600	531,000
Yum! Brands, Inc.:
3.88%, 11/01/23		98	93,100
5.35%, 11/01/43		6	5,175

			19,400,931

Household Durables — 0.6%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(c)(g)		600	588,000

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(c)	USD	207	$200,014
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(c)		204	188,700
Lennar Corp.:
8.38%, 01/15/21		134	144,217
6.25%, 12/15/21(g)		380	392,350
4.88%, 12/15/23		122	119,255
4.75%, 05/30/25		260	246,675
5.25%, 06/01/26		28	26,810
4.75%, 11/29/27		360	331,200
Mattamy Group Corp.(c):
6.88%, 12/15/23		143	137,280
6.50%, 10/01/25		172	161,465
MDC Holdings, Inc., 6.00%, 01/15/43		122	94,703
Meritage Homes Corp., 5.13%, 06/06/27		77	67,760
PulteGroup, Inc., 6.38%, 05/15/33(g)		469	430,307
Tempur Sealy International, Inc., 5.50%, 06/15/26(g)		180	169,650
TRI Pointe Group, Inc.:
4.88%, 07/01/21		112	108,080
5.25%, 06/01/27		15	12,188
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19		110	109,417
5.88%, 06/15/24		11	9,858

			3,537,929

Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24(c)		85	78,413
Berkline Benchcraft LLC, 4.50%, 06/01/19(a)		200	—
Spectrum Brands, Inc., 6.63%, 11/15/22(g)		815	831,707

			910,120

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.50%, 03/15/23		187	185,364
4.88%, 05/15/23		157	156,019
6.00%, 05/15/26		317	326,510
5.13%, 09/01/27		277	272,845
Calpine Corp.:
5.38%, 01/15/23		406	384,685
5.88%, 01/15/24(c)		320	320,000
5.75%, 01/15/25		120	110,400
5.25%, 06/01/26(c)(g)		835	776,550
Clearway Energy Operating LLC:
5.38%, 08/15/24(g)		312	295,620
5.75%, 10/15/25(c)		196	188,650
Genneia SA, 8.75%, 01/20/22(c)		293	273,955

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.:
6.63%, 01/15/27(g)	USD	841	$856,701
5.75%, 01/15/28		236	230,100
TerraForm Power Operating LLC(c):
4.25%, 01/31/23		181	171,950
6.63%, 06/15/25(l)		30	30,900
5.00%, 01/31/28		181	162,049
Vistra Energy Corp.:
7.38%, 11/01/22		324	336,150
7.63%, 11/01/24		124	131,750

			5,210,198

Industrial Conglomerates — 0.2%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	100	111,286
Apergy Corp., 6.38%, 05/01/26(c)	USD	101	99,990
BWX Technologies, Inc., 5.38%, 07/15/26(c)		153	148,410
Colfax Corp., 3.25%, 05/15/25	EUR	100	105,323
Vertiv Group Corp., 9.25%, 10/15/24(c)(g)	USD	604	585,880

			1,050,889

Insurance — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(c)(g)		947	962,985
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	348,203
American International Group, Inc., 3.75%, 07/10/25(g)		2,705	2,556,836
AmWINS Group, Inc., 7.75%, 07/01/26(c)		191	190,045
Aon PLC, 3.88%, 12/15/25(g)		1,115	1,087,065
Assicurazioni Generali SpA(f):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	127,936
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	113,481
AssuredPartners, Inc., 7.00%, 08/15/25(c)	USD	16	15,100
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27	EUR	100	126,908
Forethought Financial Group, Inc., 8.63%, 04/15/21(c)(g)	USD	750	823,763
HUB International Ltd., 7.00%, 05/01/26(c)(g)		764	727,710
Lincoln National Corp., 3.35%, 03/09/25(g)		845	810,086
Muenchener Rueckversicherungs AG (3 mo. Euribor + 3.50%), 6.00%, 05/26/41(f)	EUR	400	506,573

11

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Nationstar Mortgage Holdings, Inc.(c):
8.13%, 07/15/23	USD	272	$274,720
9.13%, 07/15/26		185	187,197
Nationwide Building Society, 4.13%, 10/18/32(c)(e)(g)		595	521,451
USIS Merger Sub, Inc., 6.88%, 05/01/25(c)		63	59,850

			9,439,909

Internet Software & Services — 0.4%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	113,737
5.88%, 01/15/26(g)	USD	823	835,345
Netflix, Inc.:
4.38%, 11/15/26		92	84,651
5.88%, 11/15/28(c)(g)		497	489,992
4.63%, 05/15/29	EUR	100	111,229
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)(g)	USD	154	130,130
Symantec Corp., 5.00%, 04/15/25(c)		158	152,902
Uber Technologies, Inc., 7.50%, 11/01/23(c)		122	119,255
United Group BV, 4.38%, 07/01/22	EUR	126	141,515

			2,178,756

IT Services — 0.9%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		110	120,770
9.75%, 09/01/26(c)(g)	USD	1,256	1,182,210
First Data Corp.(c):
7.00%, 12/01/23(g)		1,190	1,231,650
5.00%, 01/15/24		180	177,516
5.75%, 01/15/24(g)		2,024	2,031,590
Gartner, Inc., 5.13%, 04/01/25(c)		174	171,607
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	116,552
WEX, Inc., 4.75%, 02/01/23(c)	USD	177	174,823

			5,206,718

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(c)		323	304,428
6.20%, 10/01/40		68	53,380
5.45%, 11/01/41		40	31,200

			389,008

Machinery — 0.4%
Mueller Water Products, Inc., 5.50%, 06/15/26(c)		170	168,300
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	109	115,754
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	283	268,496

Security		Par (000)	Value

Machinery (continued)
SPX FLOW, Inc.(c):
5.63%, 08/15/24	USD	271	$261,515
5.88%, 08/15/26		139	132,745
Terex Corp., 5.63%, 02/01/25(c)(g)		758	697,588
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(g)		525	430,500
Wabash National Corp., 5.50%, 10/01/25(c)		241	214,490

			2,289,388

Media — 6.8%
Altice Financing SA(c):
6.63%, 02/15/23		200	197,500
7.50%, 05/15/26(g)		309	290,460
Altice France SA(c):
7.38%, 05/01/26(g)		1,746	1,676,160
8.13%, 02/01/27		853	835,940
Altice Luxembourg SA, 7.75%, 05/15/22(c)(g)		1,265	1,204,912
AMC Networks, Inc., 4.75%, 08/01/25		514	478,041
Cablevision SA, 6.50%, 06/15/21(c)		176	171,380
Cablevision Systems Corp., 8.00%, 04/15/20		125	130,000
CBS Radio, Inc., 7.25%, 11/01/24(c)		15	14,363
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23(g)		270	267,975
4.00%, 03/01/23(c)(g)		670	637,974
5.13%, 05/01/23(c)(g)		375	372,656
5.13%, 05/01/27(c)(g)		2,133	2,021,017
5.00%, 02/01/28(c)		145	135,031
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(g)		2,425	2,408,298
Clear Channel International BV, 8.75%, 12/15/20(c)(g)		560	572,600
Clear Channel Worldwide Holdings, Inc.(g):
6.50%, 11/15/22		3,007	3,045,921
Series B, 7.63%, 03/15/20		1,199	1,197,501
Comcast Corp., 3.95%, 10/15/25(g)		3,000	2,988,202
CSC Holdings LLC:
6.75%, 11/15/21		187	195,883
10.13%, 01/15/23(c)(g)		1,210	1,309,946
5.38%, 07/15/23(c)(g)		1,109	1,100,682
5.25%, 06/01/24(g)		523	496,850
7.75%, 07/15/25(c)(g)		476	498,600
6.63%, 10/15/25(c)(g)		235	244,372
10.88%, 10/15/25(c)(g)		1,614	1,860,135
5.50%, 05/15/26(c)(g)		990	958,753

12

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC (continued):
7.50%, 04/01/28(c)	USD	479	$493,360
Series 144S, 5.13%, 12/15/21(c)		493	491,151
Discovery Communications LLC(g):
3.25%, 04/01/23		1,490	1,430,724
3.45%, 03/15/25		170	158,348
DISH DBS Corp.:
6.75%, 06/01/21		295	299,794
5.88%, 07/15/22		902	860,282
5.00%, 03/15/23		358	313,250
5.88%, 11/15/24		245	208,250
DKT Finance ApS, 7.00%, 06/17/23	EUR	158	190,265
eircom Finance DAC, 4.50%, 05/31/22		100	115,078
Gray Escrow, Inc., 7.00%, 05/15/27(c)	USD	237	240,579
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		93	97,273
5.25%, 08/01/26(g)		413	385,122
Inmarsat Finance PLC, 4.88%, 05/15/22(c)		100	96,250
Intelsat Jackson Holdings SA:
5.50%, 08/01/23(g)		916	808,370
8.50%, 10/15/24(c)		1,059	1,048,516
9.75%, 07/15/25(c)		806	832,195
Level 3 Parent LLC, 5.75%, 12/01/22		405	405,000
Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)		29	28,058
MDC Partners, Inc., 6.50%, 05/01/24(c)		341	289,850
Meredith Corp., 6.88%, 02/01/26(c)		154	157,465
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(c)		233	241,155
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(c)		329	321,729
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(c)		146	138,335
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(c)		60	56,100
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)		237	222,780
TEGNA, Inc.:
5.13%, 10/15/19		105	105,063
5.50%, 09/15/24(c)		66	66,165
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		400	366,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	109,051
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(c)	USD	241	257,267
Tribune Media Co., 5.88%, 07/15/22		302	305,775
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.50%, 01/15/27	EUR	100	117,372

Security		Par (000)	Value

Media (continued)
Univision Communications, Inc.(c):
5.13%, 05/15/23(g)	USD	336	$314,580
5.13%, 02/15/25		133	121,312
UPCB Finance IV Ltd.:
5.38%, 01/15/25(c)		200	191,876
4.00%, 01/15/27	EUR	90	104,419
Videotron Ltd., 5.13%, 04/15/27(c)	USD	326	308,885
Virgin Media Finance PLC, 5.75%, 01/15/25(c)(g)		855	812,250
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	123,123
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		100	127,744
5.50%, 01/15/25		180	230,512
5.25%, 01/15/26(c)(g)	USD	355	332,369
5.50%, 08/15/26(c)(g)		200	188,310
Ziggo Bond Co. BV, 5.88%, 01/15/25(c)(g)		470	428,584
Ziggo BV:
4.25%, 01/15/27	EUR	100	111,950
5.50%, 01/15/27(c)	USD	300	279,375

			40,242,413

Metals & Mining — 1.9%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(c)		200	195,000
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		175	178,500
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(c)		188	175,780
Constellium NV(c):
5.75%, 05/15/24		500	467,500
6.63%, 03/01/25(g)		573	548,647
5.88%, 02/15/26		250	226,875
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		240	233,700
3.55%, 03/01/22		692	658,265
3.88%, 03/15/23		1,292	1,203,175
4.55%, 11/14/24		163	151,386
5.40%, 11/14/34		161	135,240
5.45%, 03/15/43		1,262	1,031,685
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)(g)		626	627,565
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)		172	183,180
Kaiser Aluminum Corp., 5.88%, 05/15/24		112	111,440
Novelis Corp.(c):
6.25%, 08/15/24(g)		765	757,350
5.88%, 09/30/26		569	530,592
Steel Dynamics, Inc.:
5.25%, 04/15/23(g)		200	199,750

13

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc. (continued):
5.50%, 10/01/24	USD	56	$55,860
4.13%, 09/15/25		195	179,888
5.00%, 12/15/26		15	14,483
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(c)		278	273,135
Teck Resources Ltd.:
4.50%, 01/15/21		21	21,105
8.50%, 06/01/24(c)(g)		1,191	1,292,473
5.20%, 03/01/42(g)		473	416,883
5.40%, 02/01/43		142	126,380
United States Steel Corp.:
6.88%, 08/15/25		262	247,451
6.25%, 03/15/26		323	295,342
Vale Overseas Ltd., 6.25%, 08/10/26		188	200,690
VM Holdings SA, 5.38%, 05/04/27(c)		237	228,113

			10,967,433

Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 03/10/26(c)(g)		1,475	1,416,062
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19		144	143,640
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(c)		314	309,290

			1,868,992

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(c)		190	175,824

Oil, Gas & Consumable Fuels — 6.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		185	172,304
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		55	53,636
Antero Resources Corp.:
5.13%, 12/01/22		76	74,480
5.63%, 06/01/23		104	103,220
5.00%, 03/01/25		422	400,900
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c):
10.00%, 04/01/22		135	142,763
7.00%, 11/01/26		200	187,500
Berry Petroleum Co. LLC, 7.00%, 02/15/26(c)		292	277,394
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)		425	395,250
California Resources Corp., 8.00%, 12/15/22(c)(g)		694	531,777

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.:
6.13%, 10/01/24	USD	202	$194,930
Series WI, 6.38%, 07/01/26		108	103,950
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		188	179,070
8.25%, 07/15/25		311	316,442
Chaparral Energy, Inc., 8.75%, 07/15/23(c)		276	260,820
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24(g)		623	671,282
5.88%, 03/31/25		252	259,560
5.13%, 06/30/27(g)		614	594,812
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25		162	157,748
Chesapeake Energy Corp.:
6.63%, 08/15/20		208	208,520
4.88%, 04/15/22		76	70,680
7.00%, 10/01/24		652	606,360
8.00%, 01/15/25		348	334,950
7.50%, 10/01/26		172	159,530
8.00%, 06/15/27		832	790,400
Citgo Holding, Inc., 10.75%, 02/15/20(c)		135	139,388
CNX Resources Corp., 5.88%, 04/15/22(g)		2,601	2,545,729
Comstock Escrow Corp., 9.75%, 08/15/26(c)		207	188,370
CONSOL Energy, Inc., 11.00%, 11/15/25(c)(g)		585	653,737
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)		305	288,225
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		35	34,738
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(g)		1,273	1,190,255
DCP Midstream Operating LP:
4.75%, 09/30/21(c)		80	79,800
5.38%, 07/15/25		94	94,118
6.45%, 11/03/36(c)		226	226,000
6.75%, 09/15/37(c)		373	375,797
DEA Finance SA, 7.50%, 10/15/22	EUR	100	118,598
Denbury Resources, Inc.(c):
9.25%, 03/31/22	USD	402	400,995
7.50%, 02/15/24		134	118,423
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		184	164,220
5.70%, 10/15/39		31	19,840
4.88%, 11/01/43		286	168,740
Diamondback Energy, Inc.:
4.75%, 11/01/24		109	105,866
4.75%, 11/01/24(c)		150	145,688
5.38%, 05/31/25		310	306,512

14

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., 6.25%, 03/01/78(e)	USD	1,565	$1,389,093
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		427	438,742
5.75%, 01/30/28		133	136,658
EnLink Midstream Partners LP:
4.40%, 04/01/24		240	228,961
4.15%, 06/01/25		24	21,722
4.85%, 07/15/26		213	194,428
5.05%, 04/01/45		75	57,016
5.45%, 06/01/47		208	165,912
Ensco Jersey Finance Ltd., 3.00%, 01/31/24		734	578,724
Ensco PLC, 5.75%, 10/01/44		30	18,450
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		8	7,440
9.38%, 05/01/24(c)		458	251,900
7.75%, 05/15/26(c)(g)		498	479,325
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		82	72,160
5.63%, 02/01/26		537	418,860
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		95	85,975
6.25%, 05/15/26		158	139,040
Geopark Ltd., 6.50%, 09/21/24(c)		200	190,000
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)(g)		877	806,840
Gulfport Energy Corp.:
6.63%, 05/01/23		77	74,690
6.38%, 01/15/26		113	100,853
Halcon Resources Corp., 6.75%, 02/15/25		417	320,047
Hess Corp., 4.30%, 04/01/27		50	45,703
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)		261	253,170
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)		1,500	1,465,537
Jagged Peak Energy LLC, 5.88%, 05/01/26(c)		14	13,405
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)		112	108,360
Matador Resources Co., 5.88%, 09/15/26(c)		387	367,650
MEG Energy Corp.(c):
6.38%, 01/30/23		125	116,563
6.50%, 01/15/25(g)		481	490,620
Nabors Industries, Inc., 5.75%, 02/01/25		155	125,743

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)	USD	200	$188,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		74	68,265
Newfield Exploration Co., 5.38%, 01/01/26		193	192,276
NGPL PipeCo LLC(c):
4.88%, 08/15/27		278	265,490
7.77%, 12/15/37(g)		354	407,100
Noble Holding International Ltd.:
7.75%, 01/15/24		192	168,000
7.88%, 02/01/26(c)		898	837,385
5.25%, 03/15/42		118	75,520
Northern Oil and Gas, Inc., (8.75% Cash or 1.00% PIK), 9.50%, 05/15/23(c)(h)		286	280,995
Odebrecht Offshore Drilling Finance(c):
6.72%, 12/01/22(b)(i)	BRL	81	75,553
7.72%, 12/01/26(h)		8	2,256
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23	USD	613	603,805
Parsley Energy LLC/Parsley Finance Corp.(c):
6.25%, 06/01/24		73	72,818
5.38%, 01/15/25		316	302,570
5.25%, 08/15/25		77	72,765
5.63%, 10/15/27		377	358,150
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25		212	210,410
PDC Energy, Inc.:
1.13%, 09/15/21		888	816,328
6.13%, 09/15/24		24	23,040
5.75%, 05/15/26		151	140,808
Petrobras Global Finance BV:
6.13%, 01/17/22		114	116,932
5.30%, 01/27/25		172	162,265
8.75%, 05/23/26		176	197,648
6.00%, 01/27/28		189	177,499
Petroleos Mexicanos:
5.38%, 03/13/22		39	38,140
6.50%, 03/13/27		117	109,454
5.35%, 02/12/28(c)		89	76,700
QEP Resources, Inc.:
6.88%, 03/01/21		68	71,315
5.38%, 10/01/22(g)		377	375,115
5.25%, 05/01/23		18	17,190
5.63%, 03/01/26		509	466,371
Range Resources Corp.:
5.88%, 07/01/22(g)		232	229,100
5.00%, 03/15/23		148	139,583
4.88%, 05/15/25		168	152,040
Resolute Energy Corp., 8.50%, 05/01/20		412	415,296
Rowan Cos., Inc., 4.88%, 06/01/22		234	210,600

15

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.:
7.75%, 06/15/21(g)	USD	1,234	$360,945
7.25%, 02/15/23(c)		117	100,035
SESI LLC, 7.13%, 12/15/21		85	80,325
Seven Generations Energy Ltd.(c):
6.88%, 06/30/23		326	326,000
5.38%, 09/30/25(g)		55	51,150
SM Energy Co.:
5.00%, 01/15/24		276	256,335
5.63%, 06/01/25(g)		386	354,155
6.75%, 09/15/26		34	32,640
6.63%, 01/15/27		23	21,965
Southwestern Energy Co.:
6.20%, 01/23/25		179	171,616
7.50%, 04/01/26		178	179,335
7.75%, 10/01/27		396	400,435
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26(g)		235	214,556
Sunoco LP/Sunoco Finance Corp.:
4.88%, 01/15/23		331	322,725
5.50%, 02/15/26		104	99,060
5.88%, 03/15/28		124	117,335
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c):
4.75%, 10/01/23		26	25,675
5.50%, 09/15/24(g)		462	463,155
5.50%, 01/15/28(g)		1,103	1,083,697
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		15	14,963
5.13%, 02/01/25		68	65,620
5.88%, 04/15/26(c)		338	336,310
5.00%, 01/15/28		356	329,019
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	267,955
Transocean Guardian Ltd., 5.88%, 01/15/24(c)		177	172,575
Transocean Pontus Ltd., 6.13%, 08/01/25(c)		211	205,725
Transocean, Inc., 7.25%, 11/01/25(c)		320	296,000
UGI International LLC, 3.25%, 11/01/25	EUR	100	113,776
Vantage Drilling International, 9.25%, 11/15/23(c)	USD	132	131,670
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(c)		122	110,410
Whiting Petroleum Corp., 6.63%, 01/15/26		124	119,350
WildHorse Resource Development Corp., 6.88%, 02/01/25		160	156,000
WPX Energy, Inc.:
6.00%, 01/15/22		44	44,110
8.25%, 08/01/23		76	83,030

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued):
5.25%, 09/15/24	USD	84	$79,800
YPF SA, 8.50%, 07/28/25		250	236,063

			39,317,201

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(c)		152	152,190

Pharmaceuticals — 2.4%
AbbVie, Inc., 3.60%, 05/14/25(g)		695	662,977
Allergan Funding SCS, 3.45%, 03/15/22		2,460	2,405,363
Bausch Health Cos., Inc.:
5.63%, 12/01/21(c)		258	257,677
6.50%, 03/15/22(c)		345	355,709
5.50%, 03/01/23(c)		481	464,766
4.50%, 05/15/23	EUR	246	272,927
5.88%, 05/15/23(c)(g)	USD	872	849,110
7.00%, 03/15/24(c)		476	498,015
6.13%, 04/15/25(c)(g)		1,362	1,278,509
5.50%, 11/01/25(c)(g)		571	561,007
9.00%, 12/15/25(c)		144	151,920
Charles River Laboratories International, Inc., 5.50%, 04/01/26(c)		127	127,000
CVS Health Corp.(g):
4.75%, 12/01/22		165	170,221
4.10%, 03/25/25		2,355	2,317,344
Elanco Animal Health, Inc.(c):
4.27%, 08/28/23		130	129,016
4.90%, 08/28/28		139	139,824
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(c)(g)		233	193,423
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24(c)		205	203,592
Endo Finance LLC/Endo Finco, Inc.(c):
7.25%, 01/15/22		121	113,135
5.38%, 01/15/23		65	53,463
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)(g)		1,179	1,168,684
MEDNAX, Inc., 6.25%, 01/15/27(c)		86	85,656
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	110,271
Rossini Sarl, 6.75%, 10/30/25		184	208,369
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(c)	USD	162	170,100
Synlab Bondco PLC, 6.25%, 07/01/22	EUR	100	116,049
Valeant Pharmaceuticals International, 8.50%, 01/31/27(c)(g)	USD	591	611,685

16

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 9.25%, 04/01/26(c)	USD	218	$232,102

			13,907,914

Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25(g)		255	252,646

Real Estate Management & Development — 0.2%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	107,838
2.13%, 02/06/24		100	107,099
3.00%, 04/27/26		100	107,440
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	174	165,300
Howard Hughes Corp., 5.38%, 03/15/25(c)		218	206,555
Newmark Group, Inc., 6.13%, 11/15/23(c)		106	104,164
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 04/15/19(c)(g)		301	300,624
Residomo SRO, 3.38%, 10/15/24	EUR	100	112,010

			1,211,030

Road & Rail — 0.8%
Avis Budget Finance PLC, 4.75%, 01/30/26		100	108,540
CMA CGM SA, 5.25%, 01/15/25		100	94,416
EC Finance PLC, 2.38%, 11/15/22		200	222,277
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(c)	USD	169	139,002
Herc Rentals, Inc.(c):
7.50%, 06/01/22		112	117,320
7.75%, 06/01/24		106	112,023
Hertz Corp., 7.63%, 06/01/22(c)		404	396,930
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	112,627
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(g)	USD	3,000	2,985,030
Loxam SAS, 3.50%, 05/03/23	EUR	100	114,356
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	160	159,000
4.63%, 10/15/25		383	354,639
5.88%, 09/15/26		26	25,252

			4,941,412

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		73	79,479
Analog Devices, Inc.(g):
3.90%, 12/15/25		375	365,471
3.50%, 12/05/26		275	257,449
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	282,949

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(g)	USD	1,515	$1,432,216
Microchip Technology, Inc., 1.63%, 02/15/25(m)		506	739,037
ON Semiconductor Corp., 1.00%, 12/01/20(m)		498	593,361
Qorvo, Inc., 5.50%, 07/15/26(c)		422	409,340
QUALCOMM, Inc., 3.45%, 05/20/25(g)		1,570	1,494,628
Sensata Technologies BV(c):
5.63%, 11/01/24		179	179,448
5.00%, 10/01/25(g)		278	267,575

			6,100,953

Software — 1.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		554	549,845
CA, Inc., 3.60%, 08/15/22(g)		555	544,609
CDK Global, Inc., 4.88%, 06/01/27		709	661,142
Citrix Systems, Inc., 0.50%, 04/15/19(m)		140	210,410
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)(g)		749	808,920
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(c)(g)(h)		545	543,638
Infor US, Inc., 6.50%, 05/15/22(g)		2,303	2,291,485
Informatica LLC, 7.13%, 07/15/23(c)(g)		1,725	1,729,312
Nuance Communications, Inc.:
5.38%, 08/15/20(c)(g)		24	24,045
6.00%, 07/01/24		174	173,130
5.63%, 12/15/26		143	137,323
PTC, Inc., 6.00%, 05/15/24		227	233,243
RP Crown Parent LLC, 7.38%, 10/15/24(c)		480	486,600
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(g)		1,762	1,898,555
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(c)(g)		303	312,090
TIBCO Software, Inc., 11.38%, 12/01/21(c)(g)		784	830,060

			11,434,407

Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(g)		334	325,232
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(c)		324	306,990
Group 1 Automotive, Inc.:
5.00%, 06/01/22(g)		155	151,125
5.25%, 12/15/23(c)		18	17,415
Hexion, Inc., 6.63%, 04/15/20		109	90,061

17

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
L Brands, Inc.:
6.88%, 11/01/35(g)	USD	401	$339,597
6.75%, 07/01/36		71	59,108
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	29,600
PVH Corp., 3.13%, 12/15/27	EUR	100	108,072
Tendam Brands SAU, 5.00%, 09/15/24		100	104,436

			1,531,636

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(c)(g):
4.42%, 06/15/21	USD	40	40,020
7.13%, 06/15/24		651	680,425
6.02%, 06/15/26		135	136,474
8.35%, 07/15/46		80	88,183
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(g)		375	376,311
Western Digital Corp., 4.75%, 02/15/26(g)		1,099	1,005,585

			2,326,998

Textiles, Apparel & Luxury Goods — 0.0%
SMCP Group SAS, 5.88%, 05/01/23	EUR	49	57,221

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	126,890
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c):
5.25%, 03/15/22	USD	23	22,770
5.25%, 10/01/25		284	258,440

			408,100

Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(c)		293	302,083
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(c)(g)		435	426,660

			728,743

Utilities — 0.1%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	108,104
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)	USD	293	246,855
Stoneway Capital Corp., 10.00%, 03/01/27(c)(g)		282	253,400

Security		Par (000)	Value

Utilities (continued)
Vistra Operations Co. LLC, 5.50%, 09/01/26(c)	USD	210	$206,588

			814,947

Wireless Telecommunication Services — 2.3%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(c)		2,073	2,099,348
CoreCivic, Inc., 4.75%, 10/15/27		169	142,805
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		66	64,680
Equinix, Inc., 2.88%, 10/01/25	EUR	100	109,514
Frontier Communications Corp., 8.50%, 04/01/26(c)	USD	377	342,154
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	109,310
Matterhorn Telecom SA, 3.88%, 05/01/22		100	111,042
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)	USD	215	193,500
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	548,894
SBA Communications Corp.:
4.00%, 10/01/22		401	386,965
4.88%, 09/01/24		908	880,896
Sprint Capital Corp.:
6.90%, 05/01/19		135	136,519
8.75%, 03/15/32(g)		552	599,610
Sprint Communications, Inc., 7.00%, 03/01/20(c)(g)		904	934,510
Sprint Corp.(g):
7.88%, 09/15/23		1,290	1,357,338
7.13%, 06/15/24		1,910	1,938,650
7.63%, 02/15/25		207	212,951
7.63%, 03/01/26		863	884,575
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)(g)		390	385,612
T-Mobile USA, Inc.:
4.00%, 04/15/22		197	193,799
6.38%, 03/01/25		282	290,107
6.50%, 01/15/26		227	235,513
4.50%, 02/01/26(g)		489	458,902
4.75%, 02/01/28(g)		503	465,803
Wind Tre SpA:
2.63%, 01/20/23	EUR	100	102,738
3.13%, 01/20/25		100	100,757

18

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(h)	USD	128	$127,578

			13,414,070

Total Corporate Bonds — 58.5% (Cost — $358,041,407)			345,022,969

Floating Rate Loan Interests(d) — 40.7%

Aerospace & Defense — 0.5%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 08/18/24		1,188	1,168,678
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 11/29/25(a)(n)		397	396,008
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 07/07/22		158	157,802
TransDigm, Inc.:
2018 Term Loan E, (1 mo. LIBOR + 2.50%), 4.84%, 05/30/25		261	253,737
2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.84%, 06/09/23		788	767,601
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.28%, 04/30/25		189	187,346

			2,931,172

Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 4.30%, 01/15/25		200	197,317
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.51%, 02/24/25		206	204,091

			401,408

Auto Components — 0.1%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.39%, 05/16/24		664	646,690

Automobiles — 0.1%
CH Hold Corp.,:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 02/01/24		401	398,560

Security		Par (000)	Value

Automobiles (continued)
CH Hold Corp.,(continued):
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor), 9.59%, 02/01/25(a)	USD	110	$109,725

			508,285

Banks — 0.1%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.78%, 11/01/24(a)		640	628,961

Beverages — 0.0%
Jacobs Douwe Egberts International BV, 2018 USD Term Loan B, (3 mo. LIBOR + 2.00%), 4.56%, 11/01/25(a)		255	252,706

Building Materials — 0.1%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 07/28/22		226	221,408
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/13/25(a)		273	266,678
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.84%, 07/28/23		290	286,375

			774,461

Building Products — 0.3%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/18/23		126	123,942
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/05/24		477	470,402
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.39%, 12/14/24		356	352,613
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 12/19/23		649	637,715

			1,584,672

Capital Markets — 0.3%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/13/25		269	264,889
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 12/27/22		424	419,678
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.21%, 10/12/22		411	410,474

19

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.39%, 03/27/23	USD	837	$829,251

			1,924,292

Chemicals — 1.8%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 01/31/24		1,480	1,472,368
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.14%, 06/01/24		911	894,737
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 05/16/24		480	469,489
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.10%, 04/03/25		668	658,576
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 06/28/24		213	212,854
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 11/07/24		333	330,548
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.22%, 07/09/19		100	95,758
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.50%, 03/28/25		525	521,467
2nd Lien Term Loan, (2 mo. LIBOR + 6.75%), 9.25%, 03/25/26		135	134,494
MacDermid, Inc.,:
Term Loan B6, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 06/07/23		468	468,095
Term Loan B7, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 06/07/20		571	570,321
Messer Industries LLC, 2018 USD Term Loan, 10/01/25(n)		1,410	1,387,976
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.94%, 10/11/24(a)		1,145	1,130,704
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.03%, 02/08/25		937	923,988
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.55%, 10/01/25		525	517,125
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 08/07/20(a)		476	470,877

Security		Par (000)	Value

Chemicals (continued)
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 03/08/25	USD	318	$312,272

			10,571,649

Commercial Services & Supplies — 2.4%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.47%, 11/10/23		982	971,030
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.09%, 03/11/25		663	657,769
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.84%, 08/04/25		731	744,399
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.34%, 08/04/22		216	213,733
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.34%, 11/03/23		1,375	1,359,777
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.34%, 11/03/24		391	386,621
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 10/03/23		618	610,498
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 05/20/24		744	737,803
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.30%, 02/15/24		949	940,779
Dealer Tire LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.65%, 12/22/21		268	266,612
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 05/09/25(a)		192	186,742
Garda World Security Corp., 2017 Term Loan, (PRIME + 3.50%), 5.82%, 05/24/24		278	275,378
GFL Environmental, Inc.:
2018 Term Loan, 05/30/25(n)		14	13,992
2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 05/30/25		967	940,394
Harland Clarke Holdings Corp., Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.14%, 11/03/23		263	241,927
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.94%, 03/09/23		497	492,010

20

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Multi Color Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/31/24	USD	250	$245,871
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 05/02/22		1,474	1,456,659
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 08/27/25		2,109	2,105,219
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.53%, 10/10/24		1,075	1,031,772
West Corporation, 2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.03%, 10/10/24		100	97,070

			13,976,055

Communications Equipment — 0.4%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.07%, 11/21/24		1,190	1,187,945
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.61%, 12/15/24		515	507,487
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.30%, 09/26/25		177	176,227
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 4.35%, 12/29/22		141	139,245
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 11/01/24		84	82,481

			2,093,385

Construction & Engineering — 0.5%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.73%, 06/21/24		1,867	1,833,991
Engility Corp., Term Loan B1, (PRIME + 1.25%), 4.59%, 08/12/20		60	59,848
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 03/23/25		342	341,582
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.18%, 04/12/25		130	127,075
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/23/25		403	387,279

Security		Par (000)	Value

Construction & Engineering (continued)
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/08/23	USD	406	$398,281

			3,148,056

Construction Materials — 0.4%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.53%, 08/01/24(a)		936	924,448
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 03/29/25		1,417	1,404,832
GYP Holdings III Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 06/01/25		128	123,608

			2,452,888

Containers & Packaging — 0.4%
Berry Global, Inc.:
2018 Term Loan S, (1 mo. LIBOR + 1.75%), 4.07%, 02/08/20		195	193,068
Term Loan Q, (1 mo. LIBOR + 2.00%), 4.32%, 10/01/22		1,077	1,063,567
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.66%, 04/03/24		560	543,714
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.25%), 5.55%, 06/29/25		644	633,749

			2,434,098

Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/31/23		923	899,631
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.85%, 08/28/24		1,079	1,007,507

			1,907,138

Diversified Consumer Services — 1.2%
AI Aqua Merger Sub, Inc.,:
2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/13/23		463	457,614
2017 Incremental Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/13/23		239	235,135
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 07/12/24		376	371,185
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (3 mo. LIBOR + 1.75%), 4.09%, 11/07/23		511	507,982

21

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/31/25(a)	USD	234	$231,189
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 05/20/24		546	541,760
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.14%, 07/12/25		459	454,984
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.56%, 05/15/24		522	510,972
Serta Simmons Bedding LLC,:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.81%, 11/08/23		780	687,793
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 10.32%, 11/08/24		296	220,606
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 11/08/23		289	287,646
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 11/14/22		664	650,344
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/04/25		434	428,489
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.15%, 11/29/24		1,338	1,338,786

			6,924,485

Diversified Financial Services — 0.7%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/04/24		1,389	1,373,829
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.82%, 08/08/25(a)		249	246,821
Edelman Financial Center LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.69%, 07/21/25		253	250,629
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.39%, 02/07/25		740	730,231
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 07/03/24(a)		575	571,725
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/06/25		337	331,524

Security		Par (000)	Value

Diversified Financial Services (continued)
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/28/25	USD	150	$145,007
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 6.77%, 07/30/25(a)		249	245,888

			3,895,654

Diversified Telecommunication Services — 1.5%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.09%, 11/01/22		521	516,509
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25		948	919,708
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.35%, 10/04/23		138	131,940
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 5.10%, 03/31/21		769	734,644
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 05/16/24		555	549,684
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 02/22/24		839	828,258
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 11/15/24		607	601,889
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.88%, 02/02/24		1,169	1,152,557
TDC A/S, Term Loan, (1 Week EURIBOR + 3.50%), 3.50%, 06/04/25	EUR	819	924,175
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.56%, 08/15/26	USD	1,390	1,364,188
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 01/19/24		95	94,050
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.34%, 01/19/21		767	761,541

			8,579,143

Electric Utilities — 0.3%
Dayton Power & Light Co., Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 08/24/22		239	238,214
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/04/23		647	637,569

22

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/19(a)(n)	USD	780	$—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.31%, 12/31/25		1,053	1,035,925
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.59%, 12/14/23		151	149,379

			2,061,087

Electrical Equipment — 0.3%
AL Alpine AT Bidco GmbH, 2018 Term Loan B, 09/30/25(a)(n)		236	231,870
EXC Holdings III Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 12/02/24		298	295,517
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/01/24		1,171	1,150,740
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 07/11/25(n)		289	288,459

			1,966,586

Electronic Equipment, Instruments & Components — 0.1%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 02/12/25(a)		573	564,874
Zebra Technologies Corporation, 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.09%, 10/27/21		125	124,682

			689,556

Energy Equipment & Services — 0.3%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.31%, 03/01/24		547	462,773
Ocean Rig UDW, Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		44	46,436
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.06%, 11/08/22(a)		260	264,550
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.39%, 02/21/21		269	229,476
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.78%, 07/13/20		396	387,707

Security		Par (000)	Value

Energy Equipment & Services (continued)
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 01/17/25	USD	358	$352,977

			1,743,919

Equity Real Estate Investment Trusts (REITs) — 0.8%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.85%, 03/24/24		245	241,260
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 01/02/26		680	665,264
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 03/21/25		1,365	1,338,709
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.44%, 05/11/24		404	399,981
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.31%, 12/20/24		1,873	1,840,250

			4,485,464

Food & Staples Retailing — 0.4%
Albertsons LLC, Term Loan B7, (3 mo. LIBOR + 3.00%), 5.45%, 11/17/25		559	546,274
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, 05/31/25(n)		549	542,137
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 6.03%, 05/23/25		274	266,096
Hostess Brands LLC, 2017 Repriced Term Loan, (2 mo. LIBOR + 2.25%), 4.70%, 08/03/22		646	629,159
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 06/27/23		650	641,614

			2,625,280

Food Products — 0.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.05%, 10/01/25		188	187,686
CFSP Acquisition Corp.(a):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.32%, 03/20/25		173	168,783

23

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 10/10/23	USD	1,421	$1,334,597
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.84%, 10/30/22		1,610	1,586,661
Post Holdings, Inc., 2017 Series A Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.32%, 05/24/24		364	361,733
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 5.09%, 02/05/23		1,330	1,312,724

			4,952,184

Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (2 mo. LIBOR + 5.50%), 7.89%, 07/31/25		464	454,916

Health Care Equipment & Supplies — 1.1%
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 11/14/24(a)		581	577,710
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.62%, 06/08/20		2,132	2,127,018
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.39%, 06/15/21(a)		1,182	1,185,268
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.14%, 09/24/24		445	425,019
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 06/30/25		1,986	1,934,488

			6,249,503

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 02/11/22		126	124,978
2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.84%, 02/16/23		417	412,368
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 06/30/25		259	257,838
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 01/17/22(a)		845	840,716
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.46%, 06/07/23		1,145	1,140,846

Security		Par (000)	Value

Health Care Providers & Services (continued)
Concentra, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.07%, 06/01/22	USD	605	$597,819
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.82%, 06/01/23		624	624,780
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 06/24/21		250	248,665
DentalCorp Perfect Smile ULC,:
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.82%, 06/06/25		73	32,975
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 06/06/25		291	288,927
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.85%, 12/20/24		314	313,193
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/10/25		1,180	1,132,588
Gentiva Health Services, Inc.(a):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.13%, 07/02/25		355	354,234
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.38%, 07/02/26		86	86,250
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.09%, 04/07/22		810	808,634
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.34%, 03/13/25		149	148,690
Term Loan B11, (1 mo. LIBOR + 1.75%), 4.09%, 03/18/23		777	772,271
Lifescan Global Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 6.00%), 8.40%, 09/27/24		115	110,161
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.14%, 06/07/23		1,069	1,047,723
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 10/20/22		602	602,153
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/02/25		682	664,157

24

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.81%, 04/03/25	USD	257	$254,751
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/06/24		622	579,529
Universal Hospital Services, Inc., Term Loan, 10/18/25(a)(n)		243	241,785
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/13/23		193	191,964
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/07/24		254	250,864

			12,128,859

Health Care Services — 0.1%
Sound Inpatient Physicians:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 06/27/25		225	224,238
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.09%, 06/26/26		123	123,000

			347,238

Health Care Technology — 0.3%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/01/24		772	762,208
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.32%, 10/10/25		197	195,686
Press Ganey Holdings, Inc.,:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 10/23/23		631	623,606
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.84%, 10/21/24(a)		97	96,630

			1,678,130

Hotels, Restaurants & Leisure — 2.6%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.22%, 10/19/24		417	409,774
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.48%, 09/15/23		1,336	1,310,260
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.82%, 08/14/23		287	284,424

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 02/16/24	USD	2,267	$2,219,628
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 12/22/24		1,485	1,457,059
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 08/08/21		528	526,161
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 02/14/21		375	358,420
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/30/23		818	807,329
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.34%, 11/30/23		397	392,592
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.39%, 12/01/23		50	49,480
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 03/29/24		328	326,094
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.07%, 10/25/23		28	27,377
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 02/05/25		1,070	1,057,856
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.05%, 04/03/25		510	504,726
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 12/15/24		365	362,892
Marriott Ownership Resorts, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 08/29/25		406	404,226
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 2.25%), 4.58%, 10/15/25		198	196,103
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/29/24		436	420,931
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 02/22/24		887	872,272
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 5.22%, 08/14/24		793	770,627
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25		2,087	2,077,087

25

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 05/30/25	USD	510	$504,517

			15,339,835

Household Products — 0.3%
Energizer Holdings, Inc., 2018 Term Loan B, 06/20/25(a)(n)		230	224,250
Mastronardi Produce Ltd., Term Loan B, (1 mo. LIBOR + 3.25%), 5.55%, 05/01/25		190	189,407
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.55%, 06/15/25		414	407,236
Spectrum Brands, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.43%, 06/23/22		921	909,625

			1,730,518

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.46%, 05/31/22		473	470,460
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 01/15/25		810	795,600
Calpine Corp.:
Term Loan B6, (3 mo. LIBOR + 2.50%), 4.89%, 01/15/23		267	262,471
Term Loan B7, (3 mo. LIBOR + 2.50%), 4.89%, 05/31/23		255	249,781
Compass Power Generation LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 12/20/24		391	391,096
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 05/03/25		142	142,400
Granite Acquisition, Inc.,:
Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.90%, 12/19/21		668	664,135
Term Loan C, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 12/19/21		85	84,821
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 12/09/21(a)		288	231,828

			3,292,592

Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23(a)		1,557	1,506,575

Security		Par (000)	Value

Industrial Conglomerates (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.41%, 11/28/21	USD	524	$511,066

			2,017,641

Insurance — 1.3%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.38%, 10/03/25		282	280,590
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.06%, 05/09/25		835	819,441
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 01/25/24		861	852,819
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 10/22/24		668	654,836
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 12/02/24		601	589,768
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.49%, 04/25/25		525	514,847
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/01/21		1,076	1,064,141
2018 Term Loan B, 12/31/25(n)		2,000	1,977,500
2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor), 8.09%, 02/28/22		765	764,044
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 06/22/23		381	379,503

			7,897,489

Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 08/18/23		530	512,311

Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.59%, 02/15/24		1,333	1,317,992
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 05/01/24		292	290,095

26

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/03/23	USD	789	$720,981
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 05/06/24		397	385,228
Web.com Group, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.75%), 6.17%, 10/10/25		256	253,120

			2,967,416

IT Services — 1.8%
Access CIG LLC:
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		170	169,283
2018 2nd Lien Delayed Draw Term Loan, (UNFND + 7.75%), 10.46%, 02/27/26		4	3,804
2018 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		5	4,975
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.46%, 02/27/26		71	70,821
2018 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		24	23,832
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 4.59%, 03/20/25		214	212,855
Evertec Group LLC, 2018 Term Loan B, 11/27/24(n)		305	303,094
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.32%, 04/26/24		2,649	2,597,463
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 08/01/24		689	665,446
Global Payments, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.09%, 04/21/23		300	297,468
2018 Term Loan B4, 10/17/25(n)		100	99,083
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 12/01/23		790	781,937

Security		Par (000)	Value

IT Services (continued)
Optiv Security, Inc.,:
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/01/24	USD	572	$545,044
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor), 9.59%, 02/01/25		184	176,746
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 08/01/25		513	491,711
TKC Holdings, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.10%, 02/01/23		720	706,890
2017 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 10.35%, 02/01/24		510	505,537
Trans Union LLC:
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.34%, 06/19/25		168	165,965
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.34%, 04/10/23		1,395	1,377,959
Vantiv LLC, 2018 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 4.06%, 10/14/23		419	415,436
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.59%, 06/30/23		1,242	1,230,927

			10,846,276

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 08/30/24		179	176,644
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.34%, 08/30/25		130	130,162

			306,806

Machinery — 0.7%
Clark Equipment Co., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.38%, 05/18/24		280	275,470
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.89%, 01/31/24(a)		80	79,668
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 07/30/24		709	704,740
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 08/05/24		506	499,284

27

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 05/27/22(a)	USD	751	$741,062
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.82%, 05/01/24		528	524,570
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.34%, 03/28/25		1,148	1,075,605
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 10/23/25		343	340,121

			4,240,520

Media — 3.3%
Altice Financing SA, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.05%, 01/31/26		83	79,496
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.31%, 08/14/26		1,570	1,493,463
Cable One, Inc., 2017 Term Loan B, (3 mo. LIBOR + 1.75%), 4.14%, 05/01/24		257	254,986
Charter Communications Operating LLC:
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.85%, 03/31/23		1,004	998,731
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 04/30/25		1,912	1,890,314
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.56%, 07/17/25		1,239	1,217,863
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.81%, 01/25/26		458	450,427
Getty Images, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.84%, 10/18/19		101	99,990
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.57%, 02/07/24		469	463,413
2018 Term Loan C, 10/30/25(n)		554	548,693
iHeartCommunications, Inc.(b)(i):
Extended Term Loan E, 0.00%, 07/30/19		215	152,381
Term Loan D, 0.00%, 01/30/19		1,341	952,502
Intelsat Jackson Holdings SA:
2017 Term Loan B3, 11/27/23(n)		130	129,065
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.82%, 01/02/24		627	637,693

Security		Par (000)	Value

Media (continued)
Learfield Communications LLC(a):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 12/01/23	USD	588	$585,976
2017 1st Lien Term Loan, 12/01/23(n)		202	200,947
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 03/24/25		391	385,520
Meredith Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25		310	308,285
Mission Broadcasting, Inc., 2018 Term Loan B3, 01/17/24(n)		67	65,790
Nexstar Broadcasting, Inc., 2018 Term Loan B3, 01/17/24(n)		373	368,430
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.68%), 5.99%, 01/31/26		255	239,584
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.70%, 03/01/25		452	442,660
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 02/01/24		443	434,487
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 09/28/23		1,071	1,066,009
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.34%, 01/27/24		1,222	1,216,220
Unitymedia Finance LLC:
Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 09/30/25		691	683,399
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.56%, 01/15/26		115	113,735
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.31%, 06/01/23		312	309,061
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/15/24		382	355,608
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.81%, 01/15/26		1,795	1,770,875
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.28%, 05/18/25		798	781,921

28

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.81%, 04/15/25	USD	874	$852,829

			19,550,353

Metals & Mining — 0.1%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.50%, 02/01/25		209	206,824
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 07/24/25(a)		240	239,196
Preferred Proppants LLC, Term Loan B2, (3 mo. LIBOR + 7.75%), 10.14%, 07/27/20(a)		104	41,455

			487,475

Multiline Retail — 0.2%
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 09/30/22		628	610,365
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 10/25/20		375	324,520

			934,885

Oil & Gas Equipment & Services — 0.1%
Kestrel Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 06/02/25		132	131,307
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 05/10/25		610	584,042

			715,349

Oil, Gas & Consumable Fuels — 0.7%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.14%, 11/03/25		399	388,027
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.64%, 06/24/24		426	410,527
California Resources Corp.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 7.07%, 12/31/22		651	654,795
Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.72%, 12/31/21		745	792,877

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.:
1st Lien Term Loan A, (1 mo. LIBOR + 4.25%), 6.60%, 11/26/21(a)	USD	92	$92,188
1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.35%, 11/28/22		719	721,297
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 6.39%, 02/07/25		254	250,553
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 02/17/25		393	373,865
MEG Energy Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 12/31/23		138	137,523
Spade Facilities II LLC, Term Loan, 11/15/25(n)		560	560,000

			4,381,652

Personal Products — 0.2%
Clover Merger Sub, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/26/24		630	589,242
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.09%, 09/26/25		444	392,571
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.34%, 01/26/24		333	328,741

			1,310,554

Pharmaceuticals — 1.2%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.88%, 04/16/21		557	465,892
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.88%, 05/04/25		1,152	1,147,238
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.63%, 04/29/24		672	668,118
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.47%, 01/31/25		1,168	1,157,456
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 08/18/22		1,515	1,489,471

29

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.31%, 06/02/25	USD	1,994	$1,971,891

			6,900,066
Professional Services — 0.4%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.10%, 09/27/24		740	726,711
Guidehouse LLP, 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/01/25(a)		309	305,360
Information Resources, Inc., 2018 1st Lien Term Loan, 12/01/25(a)(n)		332	327,850
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 04/02/25		352	348,279
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.50%), 7.93%, 08/04/25(a)		372	369,210

			2,077,410
Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 04/18/24		1,370	1,344,374
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 08/21/25		1,062	1,045,072
Forest City Enterprises LP, Term Loan B, 10/24/25(n)		558	558,698
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 02/08/25(a)		270	261,891
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 01/23/25		388	383,653

			3,593,688
Road & Rail — 0.1%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 06/13/23		525	514,200

Semiconductors & Semiconductor Equipment — 0.3%
Cabot Microelectronics Corporation, Term Loan B, 11/14/25(a)(n)		530	526,688
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.81%, 05/12/24(a)		105	103,359

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 05/29/25	USD	1,203	$1,189,345
ON Semiconductor Corp., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 03/31/23		157	155,182

			1,974,574
Software — 5.0%
Almonde, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/13/24		509	491,474
Applied Systems, Inc.,:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 09/19/24		787	776,874
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 9.39%, 09/19/25		160	160,083
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.64%, 12/20/22		176	175,689
BMC Software Finance, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.65%, 10/02/25		1,586	1,564,192
Cypress Intermediate Holdings III, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.35%, 04/26/24		570	562,507
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.09%, 04/27/25		248	247,586
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.35%, 09/07/23		871	859,815
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24		535	501,145
DTI Holdco, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.75%, 1.00% Floor), 7.28%, 09/30/23		501	471,313
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/01/25		3,051	2,968,745
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 02/26/25		194	192,570
Hyland Software, Inc., 2018 Term Loan 3, (1 mo. LIBOR + 3.25%), 5.84%, 07/01/24		275	272,231

30

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.14%, 02/01/22	USD	1,341	$1,320,881
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 08/05/22		1,055	1,048,735
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.40%, 04/01/21		371	346,900
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.54%, 11/01/23		1,592	1,566,635
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.79%, 11/01/24		615	617,116
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 06/21/24		51	49,622
McAfee LLC, 2018 USD Term Loan B, (2 mo. LIBOR + 3.75%), 6.10%, 09/30/24		1,441	1,435,923
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 11/29/24		1,862	1,831,762
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.59%, 12/01/25		550	547,250
PowerSchool, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/01/25		331	325,207
Renaissance Learning, Inc., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/30/25		239	235,661
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.09%, 02/05/24		1,295	1,284,989
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/03/23		2,270	2,236,707
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 09/30/22		1,589	1,562,726
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		592	577,578
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.59%, 07/08/22		908	901,158
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		1,556	1,517,543
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		886	861,910

Security		Par (000)	Value

Software (continued)
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 05/01/24	USD	1,175	$1,164,390
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 12/04/20		1,023	1,022,403

			29,699,320

Specialty Retail — 0.8%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.30%, 07/01/22		634	461,328
Belron Finance US LLC:
2018 Term Loan B, 11/13/25(n)		186	183,908
Term Loan B, (3 mo. LIBOR + 2.25%), 4.84%, 11/07/24		756	747,777
CD&R Firefly Bidco Ltd., 2018 Term Loan B1, (3 mo. LIBOR - GBP + 4.50%), 5.32%, 06/23/25	GBP	1,000	1,259,125
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 08/16/23	USD	534	526,542
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.78%, 01/26/23		277	206,808
Research Now Group, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.84%, 12/20/24		392	390,567
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.54%, 09/12/24		277	272,134
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/13/23		378	378,256

			4,426,445

Technology Hardware, Storage & Peripherals — 0.3%
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 06/21/24		343	335,113
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 4.06%, 04/29/23		1,336	1,296,029

			1,631,142

Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.64%, 08/12/22		703	702,612

31

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 12/15/24	USD	163	$162,705

			865,317

Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.86%, 05/23/25		1,166	1,158,876

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.57%, 01/02/25		387	375,574
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.09%, 10/17/23		1,069	1,055,439
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.79%, 06/09/23		308	307,831
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.50%), 5.84%, 01/04/23		144	144,105
United Rentals, Inc., Term Loan B, 10/31/25(n)		105	105,203

			1,988,152

Transportation — 0.1%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.89%, 08/18/22		213	212,974
Safe Fleet Holdings LLC,:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.32%, 02/01/25(a)		473	455,492
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.07%, 02/01/26		215	210,163

			878,629

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.71%, 11/28/24(a)		221	209,624

Wireless Telecommunication Services — 0.5%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 03/22/24		642	633,335
Ligado Networks LLC:
2015 2nd Lien Term Loan, 0.00%, 12/07/20		38	7,249
PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(h)		1,768	1,247,152

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 04/11/25	USD	668	$660,311
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.39%, 09/09/21(a)		427	425,708

			2,973,755

Total Floating Rate Loan Interests — 40.7% (Cost — $245,334,641)			240,440,790

Foreign Agency Obligations — 3.3%
Argentine Republic Government International Bond:
7.50%, 04/22/26		3,008	2,553,822
7.63%, 04/22/46		2,422	1,844,377
Colombia Government International Bond:
4.50%, 01/28/26		536	533,320
3.88%, 04/25/27		419	396,588
4.50%, 03/15/29		238	232,766
Cyprus Government International Bond, 4.63%, 02/03/20(c)	EUR	2,600	3,091,723
Egypt Government International Bond:
5.75%, 04/29/20	USD	882	887,539
8.50%, 01/31/47(c)		227	206,813
Iceland Government International Bond, 5.88%, 05/11/22		3,030	3,294,429
Indonesia Government International Bond, 4.75%, 01/08/26		395	394,901
Mexico Government International Bond, 4.15%, 03/28/27		210	200,565
Portugal Government International Bond, 5.13%, 10/15/24(c)		3,190	3,302,607
Qatar Government International Bond, 4.63%, 06/02/46		200	197,024
Republic of South Africa Government International Bond:
5.88%, 05/30/22		783	802,575
4.88%, 04/14/26		227	211,678
Russian Federal Bond - OFZ, 7.05%, 01/19/28	RUB	34,303	464,278
Russian Foreign Bond - Eurobond:
4.75%, 05/27/26	USD	200	194,686
4.25%, 06/23/27		200	186,861
Turkey Government International Bond:
6.25%, 09/26/22		200	193,911

32

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Turkey Government International Bond (continued):
4.88%, 04/16/43	USD	200	$140,156

Total Foreign Agency Obligations — 3.3% (Cost — $20,628,070)			19,330,619

		Shares

Investment Companies — 1.4%

Diversified Financial Services — 1.4%
Invesco Senior Loan ETF		375,000	8,497,500

Total Investment Companies — 1.4% (Cost — $8,683,975)			8,497,500

		Par (000)

Non-Agency Mortgage-Backed Securities — 5.5%

Collateralized Mortgage Obligations — 0.8%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	2,073	1,782,130
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 09/25/35		410	402,903
Series 2006-17, Class A2, 6.00%, 12/25/36		1,125	891,117
Series 2007-HY5, Class 3A1, 3.82%, 09/25/37(e)		768	720,686
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.18%, 10/25/35(e)		644	536,892

			4,333,728

Commercial Mortgage-Backed Securities — 4.7%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(c)(e)		4,830	4,690,953
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT(c)(d):
Class E, (1 mo. LIBOR + 3.15%), 5.47%, 08/13/27		1,000	1,009,505
Class F, (1 mo. LIBOR + 2.44%), 4.76%, 08/13/27		2,000	2,007,557
Commercial Mortgage Trust, Class B:
Series 2013-LC6, 3.74%, 01/10/46		1,110	1,102,189
Series 2015-CR22, 3.93%, 03/10/48(e)		5,000	4,902,238
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 02/10/34(c)(e)		3,615	3,590,607

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(e)	USD	890	$887,054
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/34(c)(e)		4,830	4,797,811
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.86%, 07/10/38(e)		443	442,798
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 02/10/46(c)		1,995	1,964,125
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 08/15/45		1,085	1,090,915
Class C, 5.06%, 08/15/45(e)		1,395	1,396,815

			27,882,567

Total Non-Agency Mortgage-Backed Securities — 5.5% (Cost — $32,552,963)			32,216,295

		Beneficial Interest (000)
Other Interests (o) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(a)		1,000	10

IT Services — 0.0%
Millennium Corp.(a)(b)		918	—
Millennium Lender Claims(a)(b)		861	—

			—

Total Other Interests — 0.0% (Cost — $—)			10

		Par (000)
Preferred Securities — 9.6%

Capital Trusts — 7.5%

Banks — 2.2%
ABN AMRO Bank NV, 5.75%(f)(j)	EUR	200	234,062
Banco Santander SA, 6.25%(f)(j)		100	108,116
Bankia SA, 6.38%(e)(j)		200	216,073
Capital One Financial Corp., Series E, 5.55%(f)(j)	USD	3,000	3,007,500
CIT Group, Inc., Series A, 5.80%(f)(j)		235	226,051
Citigroup, Inc., 5.90%(f)(g)(j)		5,000	4,937,500
Citigroup, Inc., 5.95%(f)(j)		1,370	1,345,614

33

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA, 6.63%(f)(j)	EUR	200	$246,956
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.75%(d)(j)	USD	100	71,314
Intesa Sanpaolo SpA, 7.00%(f)(j)	EUR	200	224,156
Wells Fargo & Co., Series S, 5.90%(f)(g)(j)	USD	1,585	1,581,513
Wells Fargo & Co., Series U, 5.88%(f)(j)		585	595,834

			12,794,689

Capital Markets — 1.0%
Goldman Sachs Group, Inc.(j):
Series M, 5.38%(f)		1,730	1,730,000
Series P, 5.00%(e)		228	200,640
Morgan Stanley, Series H, 5.45%(f)(g)(j)		2,546	2,547,273
State Street Corp., Series F, 5.25%(f)(g)(j)		1,625	1,641,575

			6,119,488

Chemicals — 0.0%
Solvay Finance SA, 5.12%(f)(j)	EUR	100	120,010

Diversified Financial Services — 3.4%
ATF Netherlands BV, 3.75%(f)(j)		100	105,203
Bank of America Corp., Series AA, 6.10%(f)(g)(j)	USD	948	962,855
Bank of America Corp.(f)(j):
Series U, 5.20%		1,250	1,217,500
Series V, 5.13%		510	507,501
Series X, 6.25%		1,929	1,972,403
BNP Paribas SA, 6.13%(f)(j)	EUR	200	238,975
Credit Agricole SA, 6.50%(f)(j)		100	117,639
Credit Suisse Group AG, 6.25%(f)(j)	USD	200	190,158
HBOS Capital Funding LP, 6.85%(j)		100	99,750
HSBC Holdings PLC, 6.00%(f)(j)		415	377,650
HSBC Holdings PLC, 6.25%(e)(g)(j)		1,158	1,092,457
JPMorgan Chase & Co.(f)(j):
Series R, 6.00%		120	120,600
Series U, 6.13%(g)		6,690	6,798,712
Series V, 5.00%(g)		4,060	4,046,196
Royal Bank of Scotland Group PLC, 8.63%(f)(j)		200	206,000

Security		Par (000)	Value

Diversified Financial Services (continued)
Societe Generale SA, 6.00%(c)(f)(g)(j)	USD	2,000	$1,912,804
UBS Group Funding Switzerland AG, 5.00%(e)(j)		200	165,750
UniCredit SpA, 6.75%(f)(j)	EUR	200	206,042

			20,338,195

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.75%(f)(j)		100	113,357
Telefonica Europe BV, 4.20%(f)(j)		200	231,195
Telefonica Europe BV, 5.00%(f)(j)		100	117,727
Telefonica Europe BV, 5.88%(f)(j)		100	121,137

			583,416

Electric Utilities — 0.1%
Enel SpA, 7.75%, 09/10/75(f)	GBP	100	134,481
Origin Energy Finance Ltd., 4.00%, 09/16/74(f)	EUR	100	114,563
RWE AG, 2.75%, 04/21/75(f)		120	135,512

			384,556

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	113,975

Insurance — 0.6%
Voya Financial, Inc., 5.65%, 05/15/53(f)(g)	USD	3,500	3,368,750

Oil, Gas & Consumable Fuels — 0.1%
Naturgy Finance BV, 3.38%(e)(j)	EUR	100	110,106
Repsol International Finance BV, 3.88%(f)(j)		100	114,908
Repsol International Finance BV, 4.50%, 03/25/75(f)		100	114,721

			339,735

Total Capital Trusts — 7.5% (Cost — $44,609,486)			44,162,814

		Shares

Preferred Stocks — 1.7%

Capital Markets — 1.6%
Goldman Sachs Group, Inc., Series J, 5.50%(f)(j)		202,526	4,884,927
Morgan Stanley.(f)(j):
Series F, 6.88%		120,000	3,139,200
Series K, 5.85%		53,253	1,313,752

34

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Capital Markets (continued)
SCE Trust III, Series H, 5.75%(f)(j)		21,200	$466,612

			9,804,491

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.38%(j)(m)		3,520	344,960

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 04/08/15, cost $11,497), 0.00%(p)		134,077	40,545

Total Preferred Stocks — 1.7% (Cost — $10,608,130)			10,189,996

Trust Preferred — 0.4%

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.40%, 2/15/40(f)		105,753	2,696,701

Total Trust Preferreds — 0.4% (Cost — $2,686,547)			2,696,701

Total Preferred Securities—9.6% (Cost — $57,904,163)			57,049,511

		Par (000)

U.S. Government Sponsored Agency Securities — 5.3%

Collateralized Mortgage Obligations — 1.1%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 5.32%, 10/25/29(d)	USD	1,600	1,685,656
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44(g)		4,585	4,514,017

			6,199,673

Interest Only Collateralized Mortgage Obligations — 0.3%
Freddie Mac Mortgage-Backed Securities, Series K042, Class X1, 1.18%, 12/25/24(e)		34,307	1,820,509

Mortgage-Backed Securities — 3.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28 - 06/01/32		7,050	6,808,131
3.00%, 05/01/30(g)		16,109	15,950,853
5.00%, 07/01/20 - 08/01/23(g)		328	339,037

			23,098,021

Total U.S. Government Sponsored Agency Securities — 5.3% (Cost — $32,086,187)			31,118,203

Security		Par (000)	Value
U.S. Treasury Obligations — 2.8%
U.S. Treasury Notes(g):
2.75%, 09/30/20	USD	2,240	$2,237,025
2.75%, 04/30/23		8,000	7,965,937
2.75%, 08/31/25		6,150	6,083,936

Total U.S. Treasury Obligations — 2.8% (Cost — $16,213,866)			16,286,898

		Shares
Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(a)		2,542	—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)		3,100	—

Total Warrants — 0.0% (Cost — $31)			—

Total Long-Term Investments — 135.8% (Cost — $828,416,301)			801,449,300

Short-Term Securities — 1.0%

Foreign Agency Obligations — 0.1%
Egypt Treasury Bills, 0.00%, 04/02/19(k)	EGP	11,550	606,404

Total Foreign Agency Obligations — 0.1% (Cost — $606,077)			606,404

Short-Term Investment Fund — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12%(q)(r)		5,145,861	5,145,861

Total Short-Term Investment Fund — 0.9% (Cost — $5,145,861)			5,145,861

Total Short-Term Securities — 1.0% (Cost — $5,751,938)			5,752,265

Options Purchased — 0.0% (Cost — $44,978)			—

Total Investments — 136.8% (Cost — $834,213,217)			807,201,565

Liabilities in Excess of Other Assets — (36.8)%			(217,106,730)

Net Assets — 100.0%			$590,094,835

35

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $40,545 and an original cost of $11,497, which was less than 0.05% of its net assets.

(q)	Annualized 7-day yield as of period end.
(r)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	180,494	4,965,367	5,145,861	$5,145,861	$44,169	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

BRL — Brazilian Real
EUR — Euro
GBP — British Pound
MXN — Mexican Peso
NZD — New Zealand Dollar
RUB — New Russian Ruble
USD — United States Dollar

Portfolio Abbreviations

ABS — Asset-Backed Security
CLO — Collateralized Loan Obligation
CR — Custodian Receipt
CRC — Costa Rican Colon
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International

36

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Portfolio Abbreviations (continued)

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.91%	07/16/18	Open	$948,103	$957,904	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/16/18	Open	341,000	344,577	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/16/18	Open	1,628,000	1,645,078	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/16/18	Open	342,000	345,588	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	07/16/18	Open	2,498,000	2,519,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	2,154,825	2,174,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	470,794	475,430	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	561,356	566,885	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	639,900	646,202	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	764,826	772,359	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	583,116	588,859	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	451,385	455,831	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	722,628	729,744	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	560,745	566,268	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	519,100	524,212	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	521,336	526,471	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/17/18	Open	596,640	602,516	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.41	07/17/18	Open	96,590	97,399	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	892,000	901,290	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	250,000	252,604	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	911,000	920,488	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	646,000	652,728	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	327,000	330,406	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	907,000	916,447	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	218,000	220,271	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	155,000	156,614	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	537,000	542,593	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	461,000	465,801	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	1,000,000	1,010,415	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	974,000	984,144	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.95%	07/17/18	Open	$851,000	$859,863	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	264,000	266,750	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	07/23/18	Open	653,438	659,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	07/23/18	Open	528,240	533,428	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	07/23/18	Open	838,189	846,420	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	07/23/18	Open	216,787	218,917	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	562,000	567,600	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	555,000	560,531	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	123,000	124,226	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	818,000	826,152	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	417,000	421,156	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	1,634,000	1,650,283	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	883,000	891,799	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	213,000	215,123	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	1,460,000	1,474,549	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	335,000	338,338	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	216,000	218,153	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	572,000	577,700	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	206,000	208,053	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/23/18	Open	177,000	178,764	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/24/18	Open	309,015	312,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/25/18	Open	368,873	372,296	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/25/18	Open	346,860	350,080	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/25/18	Open	422,661	426,584	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/25/18	Open	221,587	223,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/25/18	Open	399,146	402,851	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	07/25/18	Open	419,784	423,844	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	08/02/18	Open	962,000	970,737	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	08/09/18	Open	361,401	364,340	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	08/09/18	Open	589,000	594,119	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	08/14/18	Open	393,460	396,470	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.30	08/20/18	Open	208,080	208,744	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/20/18	Open	4,343,750	4,376,069	Capital Trusts	Open/Demand

38

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.56%	08/20/18	Open	$551,131	$554,857	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	08/20/18	Open	1,470,000	1,480,521	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.70	08/20/18	Open	2,895,000	2,915,719	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.77	08/20/18	Open	516,295	520,093	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.77	08/20/18	Open	503,663	507,367	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	08/20/18	Open	814,000	820,402	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	08/20/18	Open	162,000	163,274	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	873,000	878,630	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	270,000	271,741	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	1,374,000	1,382,860	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	3,259,000	3,280,016	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	1,423,000	1,432,176	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	783,000	788,049	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	08/20/18	Open	413,000	415,956	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	08/20/18	Open	3,133,000	3,155,423	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.70	08/20/18	Open	306,000	308,190	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	08/20/18	Open	374,263	376,910	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	08/21/18	Open	942,638	949,387	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	08/21/18	Open	171,080	172,305	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	08/21/18	Open	212,030	213,548	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/21/18	Open	162,225	163,480	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	08/30/18	Open	917,665	923,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/30/18	Open	400,530	403,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/30/18	Open	407,480	410,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/31/18	Open	606,400	610,524	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.70	09/04/18	Open	661,500	665,774	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/04/18	Open	589,600	593,567	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/04/18	Open	537,600	541,217	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/04/18	Open	748,920	753,959	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	09/07/18	Open	127,435	127,811	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/07/18	Open	176,209	177,270	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	09/07/18	Open	22,000	22,145	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	09/11/18	Open	785,890	790,425	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	09/11/18	Open	625,669	629,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	09/11/18	Open	620,100	623,899	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	09/11/18	Open	566,010	569,478	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	09/11/18	Open	381,034	383,368	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	0.25	09/11/18	Open	14,562	14,568	Corporate Bonds	Open/Demand

39

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.59%	09/11/18	Open	$453,750	$456,311	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	463,338	465,953	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	94,500	95,033	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	334,800	336,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	405,638	407,927	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	925,000	930,221	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	353,437	355,432	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	368,437	370,517	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	1,378,250	1,386,029	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	1,053,675	1,059,622	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	277,162	278,727	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	229,830	231,260	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	855,938	861,263	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	682,563	686,810	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	358,062	360,290	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	709,735	714,151	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	399,600	402,086	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	1,148,213	1,155,357	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	356,025	358,240	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/12/18	Open	272,160	273,853	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.75	09/13/18	Open	77,400	77,485	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/14/18	Open	467,250	469,932	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/14/18	Open	664,256	668,069	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/14/18	Open	629,750	633,365	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/14/18	Open	438,558	441,075	Capital Trusts	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	688,000	692,032	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	251,250	252,723	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	693,840	697,907	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	98,362	98,939	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.30	09/19/18	Open	391,235	393,035	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	09/19/18	Open	628,390	631,595	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/19/18	Open	488,771	491,264	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/19/18	Open	52,536	52,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/19/18	Open	557,874	560,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/19/18	Open	533,400	536,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/19/18	Open	664,121	667,508	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	09/19/18	Open	206,205	207,306	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	09/19/18	Open	246,712	248,030	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.20	09/19/18	Open	6,665,000	6,694,326	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.20	09/19/18	Open	520,000	522,288	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.20	09/19/18	Open	909,000	913,000	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.20	09/19/18	Open	163,000	163,717	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.15	09/19/18	Open	205,242	205,304	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	09/19/18	Open	195,464	195,757	Corporate Bonds	Open/Demand

40

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
J.P. Morgan Securities LLC	1.80%	09/19/18	Open	$381,254	$382,627	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00	09/19/18	Open	251,160	251,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	527,250	529,718	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	776,250	779,883	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	211,500	212,490	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	127,750	128,348	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45	09/19/18	Open	325,850	327,447	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	158,000	158,822	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	359,795	361,666	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	465,470	467,890	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	409,150	411,278	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	566,370	569,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	501,720	504,329	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	66,400	66,745	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	451,350	453,697	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	89,925	90,393	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	238,212	239,451	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	306,562	308,157	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	266,365	267,750	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	577,990	580,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	259,170	260,518	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	466,793	469,220	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	918,120	922,894	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	173,470	174,372	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	142,650	143,392	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	99,937	100,457	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	478,695	481,184	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	507,955	510,596	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	423,300	425,501	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	102,700	103,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	258,265	259,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	357,205	359,062	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	09/19/18	Open	210,960	212,015	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	09/19/18	Open	1,892,550	1,902,013	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	09/20/18	Open	258,000	259,429	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	09/20/18	Open	187,000	188,036	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/20/18	Open	142,740	143,462	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/20/18	Open	1,382,438	1,389,432	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/20/18	Open	137,700	138,397	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	109,012	109,620	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	454,383	456,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	870,840	875,693	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	167,000	167,931	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	79,380	79,822	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	425,100	427,469	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	903,870	908,907	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	270,442	271,949	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	1,321,360	1,328,723	Corporate Bonds	Open/Demand

41

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Ltd.	2.55%	09/20/18	Open	$3,026,213	$3,041,285	Corporate Bonds	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	1,730,000	1,739,299	Capital Trusts	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	257,355	258,738	Corporate Bonds	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	746,250	750,261	Corporate Bonds	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	250,200	251,545	Corporate Bonds	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	279,720	281,224	Corporate Bonds	Open/Demand
UBS Ltd.	2.75	09/20/18	Open	362,780	364,730	Corporate Bonds	Open/Demand
UBS Ltd.	2.85	09/20/18	Open	3,006,575	3,023,182	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.38	09/25/18	Open	6,042,375	6,067,191	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	2.85	09/26/18	Open	1,613,950	1,621,874	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/27/18	Open	430,005	430,930	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	09/28/18	Open	1,320,335	1,326,599	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/28/18	Open	334,125	335,739	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	10/01/18	Open	419,565	421,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	10/04/18	Open	232,402	233,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	10/09/18	Open	220,440	221,332	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	10/09/18	Open	2,808,000	2,818,128	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	10/09/18	Open	256,000	256,923	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	10/09/18	Open	417,000	418,658	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	10/09/18	Open	539,000	541,143	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	10/09/18	Open	496,000	497,972	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	10/09/18	Open	442,000	443,757	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	10/09/18	Open	908,000	911,609	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.32	10/15/18	Open	8,010,000	8,033,741	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	2.34	10/15/18	Open	2,237,200	2,243,645	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	0.75	10/16/18	Open	147,306	147,582	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	10/24/18	Open	396,435	397,596	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	10/29/18	Open	992,240	994,754	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.92	11/02/18	Open	275,010	275,590	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.09	11/06/18	Open	979,265	980,629	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/08/18	Open	359,250	359,876	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.52	11/09/18	1/14/19	51,200	51,265	U.S. Government Sponsored Agency Securities	Up to 90 Days
HSBC Securities (USA), Inc.	2.52	11/09/18	1/14/19	270,200	270,540	U.S. Government Sponsored Agency Securities	Up to 90 Days
Cantor Fitzerald & Co.	2.37	11/14/18	12/18/18	15,372,000	15,386,402	U.S. Government Sponsored Agency Securities	Up to 60 Days

42

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.50%	11/15/18	Open	$899,544	$900,481	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.80	11/15/18	Open	2,730,000	2,733,185	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	11/15/18	Open	128,000	128,157	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	11/15/18	Open	1,459,000	1,460,793	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.95	11/15/18	Open	2,088,000	2,090,567	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	11/15/18	Open	318,000	318,391	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	87,800	87,895	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	518,925	519,485	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	625,500	626,175	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	1,645,000	1,646,775	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	1,380,000	1,381,489	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	263,062	263,346	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	1,392,825	1,394,328	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	602,875	603,526	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	484,900	485,423	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	1,160,963	1,162,215	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	237,787	238,044	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	248,187	248,455	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	38,500	38,542	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	2,007,500	2,009,666	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	179,000	179,213	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	1,017,450	1,018,658	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	257,845	258,151	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	368,775	369,213	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	491,318	491,901	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	443,700	444,227	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	235,625	235,905	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	146,405	146,579	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	255,277	255,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	309,590	309,958	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	526,500	527,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	508,500	509,104	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	637,798	638,555	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	497,918	498,509	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	311,535	311,905	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	204,232	204,475	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	106,335	106,461	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	487,500	488,079	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	2,231,000	2,233,649	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	485,513	486,089	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	688,188	689,005	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/15/18	Open	463,980	464,531	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	11/16/18	Open	357,000	357,333	Corporate Bonds	Open/Demand

43

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Royal Bank of Canada	2.40%	11/26/18	12/10/18	$4,374,000	$4,375,458	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	2.80	11/27/18	Open	516,661	516,822	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	11/27/18	Open	182,000	182,055	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	11/27/18	Open	839,000	839,252	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	11/27/18	Open	230,177	230,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.91	11/28/18	Open	368,517	368,577	Corporate Bonds	Open/Demand

				$210,224,734	$211,278,227

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	1	12/21/18	$36	$(1,802)
Euro Stoxx 600 Index	1	12/21/18	8	(721)
Ultra Long U.S. Treasury Bond	40	03/20/19	6,096	7,249
2-Year U.S. Treasury Note	187	03/29/19	39,454	22,759

				27,485

Short Contracts:
EURO-BOBL Future	1	12/06/18	149	(442)
Euro Bund	1	12/06/18	183	(2,073)
10-Year U.S. Treasury Note	316	03/20/19	37,747	(114,876)
10-Year U.S. Ultra Long Treasury	44	03/20/19	5,566	(20,680)
Long U.S. Treasury Bond	2	03/20/19	280	(1,416)
Long Gilt Future	1	03/27/19	156	(765)
5-Year U.S. Treasury Note	262	03/29/19	29,596	(12,958)

				(153,210)

				$(125,725)

44

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	86,000	USD	59,012	HSBC Bank USA N.A.	12/05/18	$106
USD	13,482,341	EUR	11,822,000	Citibank N.A.	12/05/18	97,639
USD	578,657	EUR	510,000	JPMorgan Chase Bank N.A.	12/05/18	1,242
USD	1,195,891	EUR	1,054,000	JPMorgan Chase Bank N.A.	12/05/18	2,566
USD	4,870,928	EUR	4,293,000	JPMorgan Chase Bank N.A.	12/05/18	10,454
USD	187,423	EUR	164,000	Morgan Stanley & Co. International PLC	12/05/18	1,745
USD	1,182,901	EUR	1,036,000	State Street Bank and Trust Co.	12/05/18	9,956
USD	1,227,225	GBP	961,000	Barclays Bank PLC	12/05/18	2,618
USD	7,143,700	GBP	5,594,000	Barclays Bank PLC	12/05/18	15,239
USD	2,190,687	GBP	1,713,000	Citibank N.A.	12/05/18	7,803
USD	511,073	MXN	10,254,000	Goldman Sachs International	12/05/18	7,366
USD	387,792	RUB	25,851,000	Bank of America N.A.	12/19/18	2,911
USD	13,474,361	EUR	11,822,000	Citibank N.A.	02/05/19	11,518
USD	992,984	EUR	871,000	UBS AG	02/05/19	1,092
USD	1,402,262	EUR	1,230,000	UBS AG	02/05/19	1,543
USD	4,894,235	EUR	4,293,000	UBS AG	02/05/19	5,384
USD	2,199,081	GBP	1,713,000	Citibank N.A.	02/05/19	8,579
USD	1,227,778	GBP	960,000	JPMorgan Chase Bank N.A.	02/05/19	176
USD	7,154,362	GBP	5,594,000	JPMorgan Chase Bank N.A.	02/05/19	1,026

						188,963

EUR	11,822,000	USD	13,396,690	Citibank N.A.	12/05/18	(11,988)
EUR	871,000	USD	987,279	UBS AG	12/05/18	(1,145)
EUR	1,230,000	USD	1,394,205	UBS AG	12/05/18	(1,616)
EUR	4,293,000	USD	4,866,116	UBS AG	12/05/18	(5,641)
GBP	1,713,000	USD	2,191,784	Citibank N.A.	12/05/18	(8,899)
GBP	960,000	USD	1,223,520	JPMorgan Chase Bank N.A.	12/05/18	(187)
GBP	5,594,000	USD	7,129,553	JPMorgan Chase Bank N.A.	12/05/18	(1,092)
USD	56,323	NZD	86,000	State Street Bank and Trust Co.	12/05/18	(2,794)
USD	59,073	NZD	86,000	HSBC Bank USA N.A.	02/05/19	(105)

						(33,467)

						$155,496

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	46	12/14/19	USD	942.86	USD	—	$—

45

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 31, Version 1	5.00%	Quarterly	12/20/23	B	USD	6,750	$372,997	$268,407	$104,590

(a)	Using S&P/Standard & Poor’srating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value
3-Month LIBOR, 2.74%	Quarterly	2.54	Semi-annual	N/A	09/04/24	USD	18,700	$(430,324)	$184	$(430,508)
2.60	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A	09/04/24	USD	18,700	372,178	(56,899)	429,077
2.24	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A	08/09/27	USD	17,400	963,163	242	962,921
3.01	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A	02/14/48	USD	6,000	113,835	178	113,657

								$1,018,852	$(56,295)	$1,075,147

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA/Milano	1.00%	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	30	$(2,140)	$(512)	$(1,629)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	(1,987)	(934)	(1,053)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	(1,987)	(934)	(1,053)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	10	(1,987)	(925)	(1,062)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	BB	EUR	9	(1,838)	(1,322)	(516)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	21	(4,123)	(2,796)	(1,327)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	5	(1,082)	(666)	(416)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	9	(1,801)	(1,184)	(616)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	9	(1,802)	(1,186)	(617)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	4	(721)	(444)	(277)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	6	(1,151)	(681)	(470)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	44	(8,784)	(5,357)	(3,428)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	1,087	1,862	(775)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,716	4,928	(2,212)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	7	373	755	(382)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	23	1,257	2,545	(1,288)
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	9	507	433	74
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	21	1,123	959	165

46

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	B+	EUR	50	$(5,094)	$6,227	$(11,321)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB	EUR	60	(13,283)	(9,610)	(3,672)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	79	(2,852)	153	(3,005)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	62	(2,238)	604	(2,842)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	13	(2,453)	(93)	(2,360)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	6	(1,069)	108	(1,177)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	24	(4,659)	473	(5,132)
Telecom Italia SpA/Milano	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	52	(5,699)	(5,070)	(629)
Telecom Italia SpA/Milano	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	BB+	EUR	48	(5,357)	(5,037)	(320)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	BB+	EUR	50	(765)	(744)	(21)
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	15	2,000	1,551	449
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	36	4,667	3,580	1,087
Markit CMBX North America, Series 8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/A	USD	5,000	(417,071)	(512,085)	95,014
Markit CMBX North America, Series 8	3.00	Monthly	Credit Suisse International	10/17/57	N/A	USD	2,500	(208,536)	(253,053)	44,517
Markit CMBX North America, Series 8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/A	USD	4,450	(372,677)	(599,361)	226,684
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/A	USD	7,550	(643,032)	(940,271)	297,239
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/A	USD	5,000	(425,849)	(547,492)	121,643
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/A	USD	5,000	(425,849)	(547,492)	121,643
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/A	USD	5,000	(425,849)	(541,512)	115,663

	Total							$(2,978,005)	$(3,954,583)	$976,578

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

47

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund								Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount/ Contract Amount (000)		Value
Markit iboxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Credit Suisse International	N/A	12/20/18	USD	4,000	$(50,989)	$—	$(50,989)
Markit iboxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/20/18	USD	2,750	(60,765)	(3,929)	(56,836)
Markit iboxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/20/18	USD	2,750	(60,606)	(5,178)	(55,428)

									$(172,360)	$(9,107)	$(163,253)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

48

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$48,681,863	$1,457,566	$50,139,429
Common Stocks(a)	74,704	47,787	1,224,585	1,347,076
Corporate Bonds	—	343,557,380	1,465,589	345,022,969
Floating Rate Loan Interests	—	223,237,321	17,203,469	240,440,790
Foreign Agency Obligations	—	19,330,619	—	19,330,619
Investment Companies	8,497,500	—	—	8,497,500
Non-Agency Mortgage- Backed Securities	—	32,216,295	—	32,216,295
Other Interests	—	—	10	10
Preferred Securities	12,846,152	44,162,814	—	57,008,966
U.S. Government Sponsored Agency Securities	—	31,118,203	—	31,118,203
U.S. Treasury Obligations	—	16,286,898	—	16,286,898
Short-Term Securities:
Foreign Agency Obligations	—	606,404	—	606,404
Short-Term Investment Fund	5,145,861	—	—	5,145,861
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(b)	—	(380)	(883)	(1,263)

Subtotal	$26,564,217	$759,245,204	$21,350,336	$807,159,757

Investments Valued at net asset value (“NAV”)(c)				40,545
Total Investments				$807,200,302
Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$1,128,768	$—	$1,128,768
Forward foreign currency contracts	—	188,963	—	188,963
Interest rate contracts	30,008	1,505,655	—	1,535,663
Liabilities:
Credit contracts	—	(47,600)	—	(47,600)
Equity contracts	(2,523)	—	—	(2,523)
Forward foreign currency contracts	—	(33,467)	—	(33,467)
Interest rate contracts	(153,210)	(593,761)	—	(746,971)

	$(125,725)	$2,148,558	$—	$2,022,833

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	As of November 30, 2018, certain of the Fund’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $211,278,227 are categorized within as Level 2 the disclosure hierarchy.

During the period ended November 30, 2018, there were no transfers between Level 1 and Level 2.

49

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Unfunded Floating Rate Loan Interests	Grand Total
Assets:
Opening balance, as of August 31, 2018	$1,581,044	$2,336,114	$1,507,493	$9,733,052	$10	$—	$—	$—	$15,157,713
Transfers into Level 3(a)	—	—	—	10,816,097	—	—	—	(270)	10,815,827
Transfers out of Level 3(b)	—	—	—	(3,168,273)	—	—	—	—	(3,168,273)
Accrued discounts/premiums	(11,621)	—	(50,411)	2,148	—	—	—	—	(59,884)
Net realized gain (loss)	(87,372)	—	12	(15,216)	—	—	—	—	(102,576)
Net change in unrealized appreciation (depreciation)(c)	63,464	(1,111,529)	8,506	(328,530)	—	—	—	(613)	(1,368,702)
Purchases	—	—	—	2,108,514	—	—	—	—	2,108,514
Sales	(87,949)	—	(11)	(1,944,323)	—	—	—	—	(2,032,283)

Closing balance, as of November 30, 2018	$1,457,566	$1,224,585	$1,465,589	$17,203,469	$10	$—	$—	$(883)	$21,350,336

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018(c)	$63,464	$(1,111,528)	$8,506	$(323,502)	$—	$—	$—	$(613)	$(1,363,673)

(a)

As of August 31, 2018, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

50

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 18, 2019